UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments

Investments July 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Floating Rate
High Income Fund

July 31, 2015

1.819945.110

AFR-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations (f) - 86.4%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.1%
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (e)	$ 13,109	$ 13,126
TransDigm, Inc. Tranche C, term loan 3.75% 2/28/20 (e)	118,665	118,517
		131,643
Automotive - 0.4%
Chrysler Group LLC Tranche B, term loan 3.5% 5/24/17 (e)	50,719	50,719
Automotive & Auto Parts - 1.0%
Chrysler Group LLC term loan 3.25% 12/31/18 (e)	43,770	43,716
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (e)	16,751	16,081
Tranche 2LN, term loan 10% 11/27/21 (e)	24,370	22,420
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (e)	9,925	9,900
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (e)	24,921	24,952
		117,069
Broadcasting - 1.6%
Clear Channel Communications, Inc. Tranche D, term loan 6.9396% 1/30/19 (e)	53,720	49,355
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (e)	14,925	15,000
Nielsen Finance LLC Tranche B 2LN, term loan 3.1895% 4/15/21 (e)	59,176	59,472
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (e)	58,319	58,319
		182,146
Building Materials - 0.4%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (e)	29,508	29,434
Jeld-Wen, Inc. Tranche B, term loan 5% 7/1/22 (e)	15,500	15,597
		45,031
Cable/Satellite TV - 5.2%
Atlantic Broad Tranche B, term loan 3.25% 11/30/19 (e)	9,569	9,545
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (e)	93,942	93,473
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (e)	48,346	47,923
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Cable/Satellite TV - continued
Charter Communications Operating LLC: - continued
Tranche F, term loan 3% 1/3/21 (e)	$ 83,567	$ 83,358
Tranche H, term loan 8/23/21 (g)	11,000	10,997
Tranche I, term loan 1/23/23 (g)	71,970	72,128
CSC Holdings LLC Tranche B, term loan 2.6896% 4/17/20 (e)	38,191	38,000
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5% 1/7/22 (e)	14,000	13,685
Numericable LLC:
Tranche B 1LN, term loan 7/27/22 (g)	10,000	9,986
Tranche B 1LN, term loan 4.5% 5/8/20 (e)	46,244	46,418
Tranche B 2LN, term loan 4.5% 5/8/20 (e)	40,007	40,157
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (e)	27,000	26,764
Virgin Media Investment Holdings Ltd. Tranche B, term loan 3.5% 6/30/23 (e)	23,863	23,775
WideOpenWest Finance LLC Tranche B, term loan 4.5% 4/1/19 (e)	9,975	9,963
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (e)	27,734	27,562
Tranche B 2LN, term loan 3.5% 1/15/22 (e)	17,872	17,762
Tranche B 3LN, term loan 3.5% 1/15/22 (e)	29,394	29,211
		600,707
Capital Goods - 0.8%
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (e)	4,516	4,516
Doosan Infracore, Inc. Tranche B, term loan 4.5% 5/28/21 (e)	24,593	24,685
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4.25% 3/13/22 (e)	36,788	36,880
SRAM LLC. Tranche B, term loan 4.0205% 4/10/20 (e)	26,273	26,011
		92,092
Chemicals - 1.6%
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (e)	6,605	6,564
Tranche B 1LN, term loan 4.5% 6/12/21 (e)	14,343	14,361
MacDermid, Inc. Tranche B 1LN, term loan 4.5% 6/7/20 (e)	34,100	34,228
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (e)	14,000	13,965
Tranche B 2LN, term loan 8.5% 6/19/23 (e)	6,000	6,030
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (e)	$ 19,900	$ 20,049
The Chemours Co. LLC Tranche B, term loan 3.75% 5/12/22 (e)	27,600	26,565
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (e)	18,555	18,462
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (e)	35,912	35,822
Univar, Inc. Tranche B, term loan 4% 7/1/22 (e)	14,145	14,145
		190,191
Consumer Products - 0.7%
Prestige Brands, Inc. Tranche B 3LN, term loan 3.5088% 9/3/21 (e)	3,320	3,316
Revlon Consumer Products Corp.:
term loan 4% 8/19/19 (e)	26,395	26,461
Tranche B, term loan 3.25% 11/19/17 (e)	8,347	8,337
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (e)	9,949	9,626
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (e)	8,319	8,340
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (e)	27,446	27,377
		83,457
Containers - 2.1%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (e)	54,935	54,935
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (e)	13,592	13,592
Berry Plastics Group, Inc. term loan 3.5% 2/8/20 (e)	88,893	88,671
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (e)	13,596	13,630
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (e)	13,233	12,737
Hostess Brands LLC:
Tranche B 1LN, term loan 7/29/22 (g)	12,120	12,145
Tranche B 2LN, term loan 7/29/23 (g)	1,445	1,449
Klockner Pentaplast of America Tranche B 1LN, term loan 5% 4/28/20 (e)	11,000	11,055
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Containers - continued
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.5% 12/1/18 (e)	$ 37,015	$ 37,154
Tricorbraun, Inc. Tranche B, term loan 4% 5/3/18 (e)	3,673	3,650
		249,018
Diversified Financial Services - 2.6%
AlixPartners LLP Tranche B, term loan 4.5% 7/28/22 (e)	24,165	24,215
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (e)	51,095	51,223
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (e)	13,960	13,262
Fly Funding II Sarl Tranche B, term loan 3.5% 8/9/19 (e)	13,963	13,963
Flying Fortress Holdings LLC Tranche B, term loan 3.5% 4/30/20 (e)	88,390	88,832
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (e)	12,951	12,886
IBC Capital U.S. LLC Tranche B 1LN, term loan 4.75% 11/15/21 (e)	24,938	24,189
LPL Holdings, Inc. Tranche B, term loan 3.25% 3/29/19 (e)	25,362	25,298
TransUnion LLC Tranche B 2LN, term loan 3.75% 4/9/21 (e)	50,871	50,544
		304,412
Diversified Media - 0.4%
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (e)	18,223	18,245
WMG Acquisition Corp. term loan 3.75% 7/1/20 (e)	29,696	29,547
		47,792
Electric Utilities No Longer Use - 0.6%
Calpine Corp. Tranche B 5LN, term loan 3.5% 5/28/22 (e)	70,000	69,805
Energy - 5.1%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (e)	8,667	8,732
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (e)	21,530	21,611
Chelsea Petroleum Products I LLC Tranche B, term loan 7/22/22 (g)	8,000	7,977
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (e)	20,371	20,448
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (e)	15,413	15,066
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (e)	$ 30,690	$ 25,319
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (e)	34,750	33,143
Tranche C, term loan 5.25% 3/14/21 (e)	2,549	2,431
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (e)	18,588	18,646
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (e)	34,928	34,142
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (e)	14,538	14,720
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (e)	47,881	42,075
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (e)	69,385	37,121
Tranche B 1LN, term loan 3.875% 9/30/18 (e)	32,927	30,129
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (e)	30,933	23,354
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (e)	27,321	26,775
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (e)	15,726	15,667
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (e)	24,162	19,269
Panda Sherman Power, LLC term loan 9% 9/14/18 (e)	19,856	19,558
Panda Temple Power, LLC term loan 7.25% 4/3/19 (e)	11,000	10,340
Penn Products Terminals LLC Tranche B, term loan 4.75% 4/13/22 (e)	13,012	13,110
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (e)	47,413	35,560
Sheridan Investment Partners I term loan 4.25% 12/16/20 (e)	44,396	37,515
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 4.25% 10/1/19 (e)	19,975	17,303
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (e)	6,176	5,219
Tranche M, term loan 4.25% 12/16/20 (e)	2,303	1,946
Targa Resources Corp. term loan 5.75% 2/27/22 (e)	5,581	5,631
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (e)	26,135	26,266
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (e)	21,980	22,035
		591,108
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - 0.8%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/30/20 (e)	$ 24,450	$ 24,450
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 6.25% 7/8/22 (e)	14,370	14,455
Tranche B 2LN, term loan 10.5% 7/8/23 (e)	5,305	5,318
Digital Cinema Implementation Partners,LLC Tranche B, term loan 3.25% 5/17/21 (e)	28,479	28,373
Live Nation Entertainment, Inc. Tranche B, term loan 3.5% 8/16/20 (e)	9,190	9,190
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (e)	16,785	16,827
		98,613
Environmental - 0.7%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (e)	24,746	24,653
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (e)	5,690	5,662
Tranche B 1LN, term loan 4% 12/18/20 (e)	41,179	40,973
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (e)	10,835	10,808
		82,096
Food & Drug Retail - 3.1%
Albertson's LLC:
Tranche B 3LN, term loan 5% 8/25/19 (e)	62,213	62,446
Tranche B 4LN, term loan 5.5% 8/25/21 (e)	209,395	210,442
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (e)	15,323	15,285
Mallinckrodt International Finance S.A. Tranche B 1LN, term loan 3.5% 3/19/21 (e)	22,753	22,725
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (e)	7,251	7,278
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (e)	9,178	9,207
Rite Aid Corp. Tranche 2 LN2, term loan 4.875% 6/21/21 (e)	20,210	20,235
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (e)	10,608	10,647
		358,265
Food/Beverage/Tobacco - 0.5%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (e)	3,000	3,045
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
JBS U.S.A. LLC Tranche B, term loan 3.75% 5/25/18 (e)	$ 19,242	$ 19,242
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (e)	34,773	34,773
		57,060
Gaming - 6.5%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (e)	36,146	36,372
Boyd Gaming Corp. Tranche B, term loan 4% 8/14/20 (e)	23,963	24,082
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (e)	128,501	120,149
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (e)	178,033	150,660
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (e)	35,332	35,421
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (e)	48,120	48,601
5.5% 11/21/19 (e)	20,623	20,829
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (e)	34,314	34,185
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (e)	67,398	67,148
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (e)	24,435	24,287
Pinnacle Entertainment, Inc. Tranche B 2LN, term loan 3.75% 8/13/20 (e)	8,738	8,749
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (e)	57,710	57,929
Tranche B, term loan 6% 10/18/20 (e)	94,689	95,048
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (e)	15,449	15,488
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (e)	13,454	13,219
		752,167
Healthcare - 9.2%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (e)	17,105	17,191
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (e)	16,871	16,914
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (e)	22,127	22,154
Community Health Systems, Inc.:
Tranche F, term loan 3.5335% 12/31/18 (e)	45,885	46,114
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Community Health Systems, Inc.: - continued
Tranche G, term loan 3.75% 12/31/19 (e)	$ 65,035	$ 65,035
Tranche H, term loan 4% 1/27/21 (e)	230,465	231,035
Concordia Healthcare Corp. Tranche B, term loan 4.75% 4/21/22 (e)	8,405	8,447
ConvaTec, Inc. Tranche B, term loan 4.25% 6/15/20 (e)	13,430	13,413
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.5% 6/24/21 (e)	69,795	69,882
Dialysis Newco, Inc. Tranche B 1LN, term loan 4.5% 4/23/21 (e)	7,222	7,222
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (e)	13,195	13,205
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (e)	72,205	73,017
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (e)	21,327	21,327
Endo Pharmaceuticals, Inc. Tranche B, term loan 6/24/22 (g)	63,000	63,245
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (e)	1,905	1,948
Grifols, S.A. Tranche B, term loan 3.1896% 2/27/21 (e)	44,418	44,584
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.0318% 5/1/18 (e)	43,359	43,467
Tranche B 5LN, term loan 2.9396% 3/31/17 (e)	110,512	110,656
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (e)	22,252	21,195
Hill-Rom Holdings, Inc. Tranche B, term loan 7/30/22 (g)	18,500	18,569
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (e)	5,142	5,097
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (e)	13,940	13,870
Pharmedium Healthcare Corp. Tranche B 1LN, term loan 4.25% 1/28/21 (e)	8,976	8,886
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (e)	25,695	25,759
Quintiles Transnational Corp. Tranche B, term loan 3.25% 5/12/22 (e)	6,750	6,767
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (e)	2,672	2,678
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (e)	5,545	5,607
Tranche B 2LN, term loan 4.25% 7/3/19 (e)	28,689	28,724
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Valeant Pharmaceuticals International, Inc.:
Tranche BC 2LN, term loan 3.5% 12/11/19 (e)	$ 26,437	$ 26,470
Tranche BD 2LN, term loan 3.5% 2/13/19 (e)	37,598	37,457
Tranche E, term loan 3.5% 8/5/20 (e)	4,634	4,635
		1,074,570
Homebuilders/Real Estate - 0.7%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (e)	1,540	1,524
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (e)	80,578	80,779
		82,303
Hotels - 3.1%
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (e)	16,755	16,797
Tranche B 1LN, term loan 3.5% 6/27/20 (e)	50,581	50,518
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (e)	184,174	184,404
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (e)	82,361	82,464
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (e)	27,876	27,945
		362,128
Insurance - 0.4%
Alliant Holdings I LP Tranche B, term loan 7/27/22 (g)	28,400	28,372
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (e)	17,860	17,726
		46,098
Leisure - 0.9%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (e)	28,435	27,156
ClubCorp Club Operations, Inc. Tranche B, term loan 4.25% 7/24/20 (e)	18,912	18,982
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (e)	39,850	39,850
NCL Corp. Ltd. Tranche B, term loan 4% 11/19/21 (e)	11,159	11,215
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (e)	6,581	6,598
		103,801
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - 3.4%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (e)	$ 13,838	$ 13,768
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (e)	7,462	6,194
Tranche B 2LN, term loan 8.75% 12/19/20 (e)	3,000	2,243
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (e)	27,419	27,350
Fairmount Minerals Ltd. Tranche B 2LN, term loan 4.5% 9/5/19 (e)	14,360	13,068
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (e)	163,772	134,293
Murray Energy Corp.:
Tranche B 1LN, term loan 7% 4/16/17 (e)	9,060	8,879
Tranche B 2LN, term loan 7.5% 4/16/20 (e)	77,570	64,674
Oxbow Carbon LLC:
Tranche 2LN, term loan 8% 1/19/20 (e)	20,000	18,800
Tranche B 1LN, term loan 4.25% 7/19/19 (e)	11,556	11,527
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (e)	52,820	40,539
U.S. Silica Co. Tranche B, term loan 4% 7/23/20 (e)	18,004	17,419
Walter Energy, Inc. Tranche B, term loan 0% 4/1/18 (c)	73,216	36,242
		394,996
Publishing/Printing - 1.4%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (e)	49,906	50,093
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (e)	75,846	53,661
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (e)	22,155	22,100
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 4.75% 3/22/19 (e)	15,895	15,974
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (e)	24,720	24,689
		166,517
Restaurants - 0.5%
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (e)	18,974	19,022
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - continued
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (e)	$ 8,506	$ 8,529
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (e)	28,599	28,849
		56,400
Services - 4.7%
ARAMARK Corp.:
Credit-Linked Deposit 3.6865% 7/26/16 (e)	3,579	3,552
Tranche F, term loan 3.25% 2/24/21 (e)	66,103	65,938
3.6695% 7/26/16 (e)	4,666	4,643
Avis Budget Group, Inc. Tranche B, term loan 3% 3/15/19 (e)	9,701	9,676
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (e)	19,552	18,672
Bright Horizons Family Solutions, Inc. Tranche B, term loan 3.7501% 1/30/20 (e)	23,029	23,029
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (e)	23,324	17,493
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (e)	35,453	35,320
Hertz Corp.:
Tranche B 2LN, term loan 3.5% 3/11/18 (e)	51,930	51,801
Tranche B, term loan 4% 3/11/18 (e)	21,350	21,377
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (e)	23,666	23,579
Tranche 2LN, term loan 7.5% 7/25/22 (e)	5,490	5,449
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (e)	157,916	147,257
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (e)	36,451	35,722
Nord Anglia Education Tranche B, term loan 5% 3/31/21 (e)	19,330	19,427
On Assignment, Inc. Tranche B, term loan 3.75% 6/5/22 (e)	13,964	13,999
Redtop Acquisitions Ltd.:
Tranche 2LN, term loan 8.25% 6/3/21 (e)	4,925	4,913
Tranche B 1LN, term loan 4.5% 12/3/20 (e)	5,920	5,920
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Science Applications International Corp. Tranche B, term loan 3.75% 5/4/22 (e)	$ 10,973	$ 11,000
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (e)	29,256	29,366
		548,133
Steel - 0.1%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (e)	7,215	7,161
Super Retail - 5.1%
Academy Ltd. Tranche B, term loan 5% 7/2/22 (e)	35,000	35,136
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (e)	20,110	20,236
Tranche B 1LN, term loan 4.5% 9/26/19 (e)	50,121	50,121
Davids Bridal, Inc. Tranche B, term loan 5% 10/11/19 (e)	9,640	9,303
Dollar Tree, Inc. Tranche B 1LN, term loan 3.5% 3/9/22 (e)	45,000	45,000
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (e)	49,227	48,550
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (e)	44,521	36,952
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (e)	17,533	17,556
6% 5/22/18 (e)	98,006	97,884
Party City Holdings, Inc. Tranche B LN, term loan 4% 7/27/19 (e)	34,701	34,723
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (e)	34,882	34,882
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (e)	59,850	60,037
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (e)	66,481	65,903
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	6,566	5,581
Staples, Inc. Tranche B, term loan 4/24/21 (g)	35,000	34,956
		596,820
Technology - 10.7%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (e)	48,911	49,097
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (e)	14,075	14,075
Tranche B 2LN, term loan 7.5% 1/23/22 (e)	3,630	3,639
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (e)	$ 30,015	$ 30,090
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (e)	21,565	21,574
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (e)	19,210	17,481
5% 9/10/20 (e)	132,576	120,644
Carros U.S., LLC Tranche B, term loan 4.5% 9/30/21 (e)	15,468	15,507
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (e)	51,523	51,330
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (e)	199,500	199,261
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (e)	34,500	34,431
Fibertech Networks, LLC Tranche B 1LN, term loan 5.25% 12/18/19 (e)	17,770	17,718
First Data Corp.:
term loan 3.687% 3/24/17 (e)	66,529	66,446
Tranche B, term loan:
3.687% 3/24/18 (e)	43,000	42,946
3.687% 9/24/18 (e)	40,000	39,800
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (e)	52,573	52,639
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (e)	27,401	27,264
Hyland Software, Inc. Tranche B 1LN, term loan 4.75% 7/1/22 (e)	2,050	2,050
Infor U.S., Inc.:
Tranche B 3LN, term loan 3.75% 6/3/20 (e)	14,066	13,960
Tranche B 5LN, term loan 3.75% 6/3/20 (e)	44,065	43,734
Informatica Corp. Tranche B, term loan 6/3/22 (g)	22,279	22,223
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (e)	24,845	25,590
Tranche B 1LN, term loan 4.5% 10/30/19 (e)	32,115	32,155
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 7/31/23 (g)	6,000	5,955
Tranche B 1LN, term loan 7/31/22 (g)	10,000	9,975
Nuance Communications, Inc. Tranche C, term loan 2.94% 8/7/19 (e)	23,269	22,804
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (e)	14,269	14,126
Tranche 2LN, term loan 8% 4/9/22 (e)	11,500	11,299
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4% 7/8/22 (e)	$ 40,399	$ 40,685
Tranche B 2LN, term loan 4% 7/8/22 (e)	6,659	6,706
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9382% 2/28/17 (e)	32,706	32,706
Tranche E, term loan 4% 3/8/20 (e)	30,917	30,955
Syniverse Holdings, Inc. Tranche B, term loan:
4% 4/23/19 (e)	9,598	9,118
4% 4/23/19 (e)	19,390	18,421
Transfirst, Inc. Tranche 2LN, term loan 9% 11/12/22 (e)	6,830	6,864
TransFirst, Inc. Tranche B 1LN, term loan 4.75% 11/12/21 (e)	11,012	11,040
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (e)	40,113	39,110
Vantiv LLC Tranche B, term loan 3.75% 6/13/21 (e)	19,870	19,969
WP Mustang Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/29/21 (e)	22,141	22,141
		1,245,528
Telecommunications - 6.3%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (e)	143,727	145,883
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (e)	71,727	71,466
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (e)	5,999	5,639
Tranche D-2, term loan 3.7818% 3/31/19 (e)	26,561	24,967
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (e)	14,281	14,281
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (e)	18,091	18,227
FPL FiberNet, LLC. Tranche A, term loan 3.5359% 7/22/19 (e)	19,625	19,625
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (e)	24,938	25,062
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (e)	117,070	116,051
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 3.5% 5/31/22 (e)	18,400	18,286
Tranche B 3LN, term loan 4% 8/1/19 (e)	13,330	13,347
Tranche B 4LN, term loan 4% 1/15/20 (e)	68,000	68,088
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (e)	$ 3,868	$ 3,829
Tranche B 1LN, term loan 4% 4/11/20 (e)	32,995	32,830
Mitel U.S. Holdings, Inc. Tranche B, term loan 5% 4/29/22 (e)	18,600	18,740
Riverbed Technology, Inc. Tranche B, term loan 6% 4/24/22 (e)	13,965	14,122
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (e)	34,650	34,433
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (e)	6,635	6,171
Tranche B 1LN, term loan 4.75% 4/30/20 (e)	34,188	33,162
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (e)	7,895	7,816
Telesat Holding, Inc. Tranche B, term loan 3.5% 3/28/19 (e)	44,570	44,403
		736,428
Transportation Ex Air/Rail - 0.3%
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (e)	17,954	13,824
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (e)	22,113	21,615
		35,439
Utilities - 4.4%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (e)	2,280	2,294
6.375% 8/13/19 (e)	34,303	34,518
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (e)	84,055	82,479
Tranche B 2LN, term loan 3.25% 1/31/22 (e)	34,241	34,027
Calpine Corp. Tranche B 3LN, term loan 4% 10/9/19 (e)	29,187	29,187
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (e)	18,658	18,705
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (e)	72,884	73,218
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (e)	13,969	14,021
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (e)	26,789	26,119
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (e)	16,142	15,577
InterGen NV Tranche B, term loan 5.5% 6/13/20 (e)	33,238	31,826
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Utilities - continued
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (e)	$ 13,000	$ 13,049
NRG Energy, Inc. Tranche B, term loan 2.75% 7/1/18 (e)	25,487	25,296
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (e)	7,301	7,251
Southcross Holdings Borrower LP Tranche B, term loan 6% 8/4/21 (e)	21,101	20,046
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (e)	5,104	5,123
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (e)	21,313	21,313
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (e)	20,183	19,224
TXU Energy LLC Tranche B, term loan 4.673% 10/10/17 (c)(e)	17,377	8,927
Veresen Midstream LP Tranche B, term loan 5.25% 3/31/22 (e)	24,159	24,341
		506,541
TOTAL BANK LOAN OBLIGATIONS (Cost $10,304,680)		10,066,254
Nonconvertible Bonds - 7.0%

Banks & Thrifts - 0.7%
Ally Financial, Inc.:
2.967% 7/18/16 (e)	75,000	75,755
3.125% 1/15/16	4,000	4,021
		79,776
Broadcasting - 0.3%
AMC Networks, Inc. 4.75% 12/15/22	6,600	6,650
Clear Channel Communications, Inc. 9% 12/15/19	8,677	8,341
Starz LLC/Starz Finance Corp. 5% 9/15/19	9,000	9,158
Univision Communications, Inc. 6.75% 9/15/22 (d)	5,368	5,771
		29,920
Building Materials - 0.1%
CEMEX S.A.B. de CV 5.0388% 10/15/18 (d)(e)	10,000	10,588
Cable/Satellite TV - 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	16,916
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable/Satellite TV - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
5.25% 3/15/21	$ 13,070	$ 13,299
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)	10,815	10,896
Lynx I Corp. 5.375% 4/15/21 (d)	4,500	4,629
Virgin Media Finance PLC 4.875% 2/15/22	2,000	1,855
		47,595
Capital Goods - 0.0%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (d)	3,000	2,220
Chemicals - 0.0%
Nufarm Australia Ltd. 6.375% 10/15/19 (d)	5,000	5,075
Containers - 0.9%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2859% 12/15/19 (d)(e)	42,330	41,758
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20	58,325	60,366
		102,124
Diversified Financial Services - 0.8%
CIT Group, Inc. 5% 5/15/17	7,000	7,245
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17	18,720	18,917
4.875% 3/15/19	15,000	15,469
International Lease Finance Corp.:
2.2359% 6/15/16 (e)	29,485	29,338
3.875% 4/15/18	7,000	7,079
6.25% 5/15/19	10,000	10,899
		88,947
Diversified Media - 0.2%
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5% 11/15/22	5,130	5,271
Series B, 6.5% 11/15/22	13,870	14,459
		19,730
Energy - 0.6%
American Energy-Permian Basin LLC/ AEPB Finance Corp. 6.7798% 8/1/19 (d)(e)	35,115	21,157
Chesapeake Energy Corp. 3.5388% 4/15/19 (e)	29,720	25,039
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Citgo Petroleum Corp. 6.25% 8/15/22 (d)	$ 10,000	$ 9,800
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	4,000	4,080
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	4,492	4,660
Western Refining, Inc. 6.25% 4/1/21	5,305	5,332
		70,068
Entertainment/Film - 0.0%
Cinemark U.S.A., Inc. 5.125% 12/15/22	3,185	3,201
Food/Beverage/Tobacco - 0.0%
ESAL GmbH 6.25% 2/5/23 (d)	4,000	3,940
Gaming - 0.1%
MCE Finance Ltd. 5% 2/15/21 (d)	10,000	9,500
Healthcare - 0.6%
Community Health Systems, Inc. 5.125% 8/15/18	10,755	11,024
DaVita HealthCare Partners, Inc. 5.75% 8/15/22	8,235	8,770
HCA Holdings, Inc. 3.75% 3/15/19	25,000	25,359
Tenet Healthcare Corp.:
3.7861% 6/15/20 (d)(e)	17,895	18,409
4.75% 6/1/20	8,680	8,940
		72,502
Homebuilders/Real Estate - 0.2%
CBRE Group, Inc. 5% 3/15/23	17,990	18,451
Metals/Mining - 0.1%
Murray Energy Corp. 11.25% 4/15/21 (d)	9,000	5,535
Peabody Energy Corp. 6% 11/15/18	5,000	1,825
		7,360
Publishing/Printing - 0.1%
Cenveo Corp. 6% 8/1/19 (d)	9,850	8,816
Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 3.0328% 12/1/17 (e)	14,410	14,446
Technology - 0.5%
Brocade Communications Systems, Inc. 4.625% 1/15/23	7,235	7,000
First Data Corp. 6.75% 11/1/20 (d)	25,460	26,924
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (d)	$ 14,760	$ 15,396
5.75% 3/15/23 (d)	5,000	5,175
		54,495
Telecommunications - 1.1%
Altice Financing SA:
6.5% 1/15/22 (d)	7,240	7,475
7.875% 12/15/19 (d)	4,000	4,210
Columbus International, Inc. 7.375% 3/30/21 (d)	14,535	15,443
DigitalGlobe, Inc. 5.25% 2/1/21 (d)	3,905	3,749
Intelsat Jackson Holdings SA 6.625% 12/15/22 (Reg. S)	20,000	18,250
Level 3 Financing, Inc. 3.9142% 1/15/18 (e)	15,000	15,150
Numericable Group SA 4.875% 5/15/19 (d)	27,120	27,527
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,390
6.9% 5/1/19	5,000	4,900
Sprint Communications, Inc.:
6% 11/15/22	30,000	26,355
9% 11/15/18 (d)	3,000	3,360
Telesat Canada/Telesat LLC 6% 5/15/17 (d)	3,000	3,051
		132,860
Utilities - 0.2%
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 11.75% 3/1/22 (c)(d)	8,728	9,470
NRG Energy, Inc. 6.625% 3/15/23	4,000	4,060
The AES Corp. 3.2828% 6/1/19 (e)	14,435	14,291
		27,821
TOTAL NONCONVERTIBLE BONDS (Cost $827,025)		809,435
Common Stocks - 0.3%
	Shares
Broadcasting - 0.1%
Cumulus Media, Inc. Class A (a)	231,058	381
ION Media Networks, Inc.	2,842	1,787
		2,168
Common Stocks - continued
	Shares	Value (000s)
Chemicals - 0.2%
LyondellBasell Industries NV Class A	245,943	$ 23,077
Homebuilders/Real Estate - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	539
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (a)	48,650	1,581
Paper - 0.0%
White Birch Cayman Holdings Ltd. (a)	12,570	0
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(h)	13,699	210
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	570
Utilities - 0.0%
Calpine Corp. (a)	20,715	379
TOTAL COMMON STOCKS (Cost $16,121)		28,524
Money Market Funds - 8.2%

Fidelity Cash Central Fund, 0.17% (b) (Cost $958,593)	958,592,907	958,593
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $12,106,419)		11,862,806
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(216,235)
NET ASSETS - 100%		$ 11,646,571
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $279,874,000 or 2.4% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) The coupon rate will be determined upon settlement of the loan after period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $210,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 26
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 707
Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,959	$ 381	$ 210	$ 3,368
Financials	539	-	-	539
Materials	23,077	23,077	-	-
Telecommunication Services	570	570	-	-
Utilities	379	379	-	-
Bank Loan Obligations	10,066,254	-	9,997,702	68,552
Corporate Bonds	809,435	-	809,435	-
Money Market Funds	958,593	958,593	-	-
Total Investments in Securities:	$ 11,862,806	$ 983,000	$ 10,807,347	$ 72,459
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $12,085,513,000. Net unrealized depreciation aggregated $222,707,000, of which $99,334,000 related to appreciated investment securities and $322,041,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Report

Investments July 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor ® High Income
Advantage Fund

July 31, 2015

1.804847.111

HY-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 70.2%
	Principal Amount (000s) (e)	Value (000s)
Convertible Bonds - 0.0%
Broadcasting - 0.0%
Mood Media Corp. 10% 10/31/15 (g)	$ 38	$ 38
Nonconvertible Bonds - 70.2%
Aerospace - 0.4%
KLX, Inc. 5.875% 12/1/22 (g)	165	166
TransDigm, Inc.:
6% 7/15/22	2,030	2,025
6.5% 7/15/24	2,000	2,010
6.5% 5/15/25 (g)	3,605	3,610
		7,811
Air Transportation - 0.2%
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	929	970
6.125% 4/29/18	670	700
9.25% 5/10/17	842	919
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	1,389	1,514
		4,103
Automotive & Auto Parts - 1.4%
American Tire Distributors, Inc. 10.25% 3/1/22 (g)	3,525	3,675
Dana Holding Corp. 5.375% 9/15/21	1,450	1,479
General Motors Financial Co., Inc. 6.75% 6/1/18	5,220	5,769
LKQ Corp. 4.75% 5/15/23	430	410
Schaeffler Finance BV 4.75% 5/15/21 (g)	5,430	5,444
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (g)(j)	2,140	2,260
6.75% 11/15/22 pay-in-kind (g)(j)	1,005	1,088
6.875% 8/15/18 pay-in-kind (g)(j)	1,605	1,661
Tenneco, Inc. 6.875% 12/15/20	3,362	3,522
ZF North America Capital, Inc. 4.5% 4/29/22 (g)	3,280	3,231
		28,539
Banks & Thrifts - 4.2%
Ally Financial, Inc.:
3.5% 1/27/19	3,485	3,468
4.625% 5/19/22	2,115	2,110
8% 3/15/20	3,333	3,933
General Motors Acceptance Corp. 8% 11/1/31	3,105	3,881
GMAC LLC:
8% 12/31/18	25,964	28,998
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Banks & Thrifts - continued
GMAC LLC: - continued
8% 11/1/31	$ 19,887	$ 23,765
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	11,620	11,755
6% 12/19/23	8,040	8,584
Washington Mutual Bank 5.5% 1/15/13 (d)	10,000	25
		86,519
Broadcasting - 0.2%
AMC Networks, Inc. 7.75% 7/15/21	500	540
Clear Channel Communications, Inc. 5.5% 12/15/16	2,263	2,116
Sirius XM Radio, Inc. 5.375% 4/15/25 (g)	2,295	2,289
		4,945
Building Materials - 0.6%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (g)	595	607
CEMEX Finance LLC 6% 4/1/24 (g)	2,795	2,809
HD Supply, Inc. 5.25% 12/15/21 (g)	3,430	3,533
HMAN Finance Sub Corp. 6.375% 7/15/22 (g)	900	860
Nortek, Inc. 8.5% 4/15/21	1,520	1,626
USG Corp.:
5.875% 11/1/21 (g)	430	450
6.3% 11/15/16	275	286
9.75% 1/15/18 (j)	1,585	1,803
		11,974
Cable/Satellite TV - 3.8%
Altice SA:
7.75% 7/15/25 (g)	2,585	2,540
7.75% 7/15/25 (g)	2,320	2,303
Cable One, Inc. 5.75% 6/15/22 (g)	1,390	1,421
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	2,550	2,528
5.25% 3/15/21	2,245	2,284
5.75% 9/1/23	1,545	1,582
5.75% 1/15/24	5,335	5,432
5.875% 5/1/27 (g)	5,245	5,196
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)	535	539
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Cable/Satellite TV - continued
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (g)	$ 5,495	$ 5,103
DISH DBS Corp.:
5% 3/15/23	4,695	4,396
5.875% 7/15/22	4,240	4,219
6.75% 6/1/21	5,260	5,562
Lynx I Corp. 5.375% 4/15/21 (g)	1,134	1,167
Lynx II Corp. 6.375% 4/15/23 (g)	710	742
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (g)	4,621	4,829
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (g)	2,145	2,185
UPCB Finance VI Ltd. 6.875% 1/15/22 (g)	1,710	1,825
Virgin Media Secured Finance PLC 5.25% 1/15/26 (g)	12,170	11,744
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (g)(j)	10,000	10,010
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (g)	1,645	1,682
Ziggo Bond Finance BV 5.875% 1/15/25 (g)	1,705	1,677
		78,966
Capital Goods - 0.2%
AECOM Technology Corp.:
5.75% 10/15/22 (g)	1,115	1,132
5.875% 10/15/24 (g)	955	969
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (g)	1,665	1,232
		3,333
Chemicals - 0.5%
Evolution Escrow Issuer LLC 7.5% 3/15/22 (g)	1,930	1,583
LSB Industries, Inc. 7.75% 8/1/19	705	742
PolyOne Corp. 5.25% 3/15/23	2,215	2,198
The Chemours Company LLC 7% 5/15/25 (g)	780	684
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 6.75% 5/1/22 (g)	975	980
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (g)	960	1,022
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
W.R. Grace & Co. - Conn:
5.125% 10/1/21 (g)	$ 1,550	$ 1,566
5.625% 10/1/24 (g)	620	632
		9,407
Consumer Products - 0.6%
Prestige Brands, Inc.:
5.375% 12/15/21 (g)	2,875	2,904
8.125% 2/1/20	335	357
Revlon Consumer Products Corp. 5.75% 2/15/21	5,170	5,170
Spectrum Brands Holdings, Inc.:
5.75% 7/15/25 (g)	2,220	2,286
6.375% 11/15/20	565	602
		11,319
Containers - 1.9%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (g)(j)	1,557	1,610
Ardagh Packaging Finance PLC 9.125% 10/15/20 (g)	3,369	3,550
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (g)	1,410	1,405
6.25% 1/31/19 (g)	1,165	1,197
6.75% 1/31/21 (g)	1,350	1,384
7% 11/15/20 (g)	697	704
9.125% 10/15/20 (g)	1,045	1,096
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (g)	1,255	1,249
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (g)	3,910	3,519
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	8,415	8,710
6.875% 2/15/21	7,339	7,671
8.25% 2/15/21 (j)	6,144	6,374
Sealed Air Corp. 6.5% 12/1/20 (g)	1,730	1,920
		40,389
Diversified Financial Services - 5.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19	3,725	3,734
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust: - continued
4.5% 5/15/21	$ 4,075	$ 4,136
5% 10/1/21	2,715	2,820
Aircastle Ltd. 4.625% 12/15/18	1,625	1,696
CIT Group, Inc.:
3.875% 2/19/19	2,570	2,583
5% 8/15/22	3,195	3,247
5% 8/1/23	4,515	4,560
5.375% 5/15/20	4,400	4,650
5.5% 2/15/19 (g)	8,075	8,539
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	3,930	4,053
5.875% 2/1/22	4,690	4,854
6% 8/1/20	3,840	4,042
International Lease Finance Corp.:
5.75% 5/15/16	6,040	6,191
5.875% 8/15/22	10,375	11,309
8.25% 12/15/20	3,945	4,724
8.625% 1/15/22	11,580	14,243
Navient Corp. 5.875% 10/25/24	3,115	2,710
SLM Corp.:
4.875% 6/17/19	9,130	8,719
5.5% 1/25/23	6,815	5,963
6.125% 3/25/24	5,105	4,543
7.25% 1/25/22	220	217
8% 3/25/20	9,700	10,088
8.45% 6/15/18	4,905	5,297
		122,918
Diversified Media - 0.7%
Clear Channel Worldwide Holdings, Inc.:
Series A, 7.625% 3/15/20	900	933
7.625% 3/15/20	4,400	4,623
Liberty Media Corp.:
8.25% 2/1/30	469	497
8.5% 7/15/29	529	574
MDC Partners, Inc. 6.75% 4/1/20 (g)	440	436
National CineMedia LLC:
6% 4/15/22	4,035	4,156
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Diversified Media - continued
National CineMedia LLC: - continued
7.875% 7/15/21	$ 2,050	$ 2,158
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (g)	1,220	1,209
Outfront Media Capital LLC / Corp. 5.625% 2/15/24 (g)	580	592
		15,178
Electric Utilities No Longer Use - 0.1%
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	535	502
7% 6/15/23 (g)	2,200	2,118
		2,620
Energy - 8.2%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23	2,720	2,664
4.875% 3/15/24	1,300	1,278
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.7798% 8/1/19 (g)(j)	2,380	1,434
7.125% 11/1/20 (g)	3,775	2,284
7.375% 11/1/21 (g)	2,720	1,598
Antero Resources Corp.:
5.125% 12/1/22	3,765	3,558
5.625% 6/1/23 (g)	1,950	1,877
Antero Resources Finance Corp. 5.375% 11/1/21	2,500	2,431
California Resources Corp.:
5% 1/15/20	525	450
5.5% 9/15/21	7,140	5,891
6% 11/15/24	3,520	2,851
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	1,415	1,358
Chesapeake Energy Corp.:
4.875% 4/15/22	965	777
5.375% 6/15/21	3,665	3,079
6.125% 2/15/21	1,805	1,557
6.875% 11/15/20	177	159
Citgo Holding, Inc. 10.75% 2/15/20 (g)	3,525	3,604
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22	1,520	1,501
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.: - continued
6.25% 4/1/23 (g)	$ 1,775	$ 1,784
CrownRock LP/CrownRock Finance, Inc. 7.75% 2/15/23 (g)	1,465	1,516
Denbury Resources, Inc. 4.625% 7/15/23	4,395	3,164
Diamondback Energy, Inc. 7.625% 10/1/21	1,545	1,638
Edgen Murray Corp. 8.75% 11/1/20 (g)	1,200	1,293
El Paso Energy Corp. 7.75% 1/15/32	1,399	1,591
Energy XXI Gulf Coast, Inc. 11% 3/15/20 (g)	2,730	2,061
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23 (g)	2,570	2,403
7.75% 9/1/22	3,685	3,676
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	11,490	11,863
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22	2,280	2,041
Forbes Energy Services Ltd. 9% 6/15/19	3,470	2,542
Forum Energy Technologies, Inc. 6.25% 10/1/21	1,090	1,052
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	845	824
Gibson Energy, Inc. 6.75% 7/15/21 (g)	280	285
Gulfmark Offshore, Inc. 6.375% 3/15/22	2,275	1,678
Halcon Resources Corp. 8.625% 2/1/20 (g)	875	836
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (g)	2,085	1,939
5.75% 10/1/25 (g)	5,240	4,978
7.625% 4/15/21 (g)	1,070	1,102
Kinder Morgan, Inc. 5% 2/15/21 (g)	1,695	1,771
Kodiak Oil & Gas Corp. 8.125% 12/1/19	2,010	2,073
Laredo Petroleum, Inc.:
5.625% 1/15/22	2,995	2,883
6.25% 3/15/23	2,540	2,521
LINN Energy LLC/LINN Energy Finance Corp. 6.5% 5/15/19	2,545	1,565
Markwest Energy Partners LP/Markwest Energy Finance Corp. 4.875% 12/1/24	5,000	4,875
Noble Energy, Inc. 5.875% 6/1/24	1,235	1,340
Oasis Petroleum, Inc. 6.875% 3/15/22	905	833
Pacific Drilling V Ltd. 7.25% 12/1/17 (g)	3,755	3,192
Range Resources Corp. 4.875% 5/15/25 (g)	5,255	5,045
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Rice Energy, Inc. 7.25% 5/1/23 (g)	$ 1,030	$ 1,012
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22	1,125	1,086
RSP Permian, Inc. 6.625% 10/1/22 (g)	915	922
Sabine Pass Liquefaction LLC:
5.625% 4/15/23	2,250	2,228
5.625% 3/1/25 (g)	4,345	4,280
5.75% 5/15/24	3,215	3,197
SemGroup Corp. 7.5% 6/15/21	4,100	4,264
SM Energy Co. 5.625% 6/1/25	1,040	983
Summit Midstream Holdings LLC:
5.5% 8/15/22	1,520	1,444
7.5% 7/1/21	810	851
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (g)	1,490	1,531
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18 (g)	6,970	7,214
6.375% 8/1/22	908	942
Teine Energy Ltd. 6.875% 9/30/22 (g)	8,386	7,799
TerraForm Power Operating LLC:
5.875% 2/1/23 (g)	1,285	1,297
6.125% 6/15/25 (g)	670	672
Transocean, Inc.:
6% 3/15/18	3,175	3,048
6.875% 12/15/21	8,305	7,028
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	890	914
Western Refining, Inc. 6.25% 4/1/21	905	910
Whiting Petroleum Corp. 5.75% 3/15/21	980	956
WPX Energy, Inc.:
7.5% 8/1/20	1,760	1,786
8.25% 8/1/23	2,640	2,683
		169,762
Entertainment/Film - 0.7%
AMC Entertainment, Inc. 5.75% 6/15/25	3,650	3,632
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	470	472
5.625% 2/15/24	510	520
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Entertainment/Film - continued
Cinemark U.S.A., Inc.:
4.875% 6/1/23	$ 2,110	$ 2,076
5.125% 12/15/22	570	573
7.375% 6/15/21	1,085	1,150
Lions Gate Entertainment Corp. 5.25% 8/1/18 (g)	3,950	4,069
Livent, Inc. yankee 9.375% 10/15/04 (d)	11,100	0
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (g)	1,425	1,457
Regal Entertainment Group 5.75% 6/15/23	1,235	1,244
		15,193
Environmental - 0.3%
Clean Harbors, Inc. 5.125% 6/1/21	1,180	1,189
Covanta Holding Corp.:
5.875% 3/1/24	1,530	1,499
6.375% 10/1/22	1,355	1,423
7.25% 12/1/20	1,094	1,146
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (g)	1,455	1,513
		6,770
Food & Drug Retail - 1.4%
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (g)	773	856
Rite Aid Corp.:
6.75% 6/15/21	10,905	11,587
6.875% 12/15/28 (g)(j)	5,785	6,450
7.7% 2/15/27	6,515	7,590
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (g)	3,100	3,077
		29,560
Food/Beverage/Tobacco - 1.9%
C&S Group Enterprises LLC 5.375% 7/15/22 (g)	3,080	2,880
Darling International, Inc. 5.375% 1/15/22	1,280	1,296
ESAL GmbH 6.25% 2/5/23 (g)	2,635	2,595
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (g)	2,275	2,383
H.J. Heinz Co. 4.875% 2/15/25 (g)	1,234	1,322
H.J. Heinz Finance Co. 7.125% 8/1/39 (g)	300	378
JBS Investments GmbH:
7.25% 4/3/24 (g)	1,905	1,955
7.75% 10/28/20 (g)	4,855	5,243
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (g)	$ 1,660	$ 1,645
5.875% 7/15/24 (g)	2,435	2,472
Minerva Luxmbourg SA 7.75% 1/31/23 (g)	10,185	10,233
Post Holdings, Inc.:
6% 12/15/22 (g)	1,195	1,159
6.75% 12/1/21 (g)	5,380	5,420
		38,981
Gaming - 1.8%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	7,900	6,123
Eldorado Resorts, Inc. 7% 8/1/23 (g)	1,415	1,419
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (g)	10,735	11,164
Graton Economic Development Authority 9.625% 9/1/19 (g)	1,730	1,862
Isle of Capri Casinos, Inc. 5.875% 3/15/21	735	763
MGM Mirage, Inc.:
6% 3/15/23	2,810	2,859
6.875% 4/1/16	820	848
8.625% 2/1/19	5,000	5,638
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21	2,725	2,303
Scientific Games Corp. 10% 12/1/22	5,375	5,220
		38,199
Healthcare - 8.1%
Acadia Healthcare Co., Inc. 5.625% 2/15/23 (g)	1,035	1,051
Alere, Inc. 6.375% 7/1/23 (g)	970	1,009
Catamaran Corp. 4.75% 3/15/21 (Reg. S)	1,965	2,225
Concordia Healthcare Corp. 7% 4/15/23 (g)	3,800	3,871
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	355	362
DaVita HealthCare Partners, Inc.:
5% 5/1/25	3,590	3,550
5.125% 7/15/24	4,500	4,535
5.75% 8/15/22	1,970	2,098
Endo Finance LLC 5.375% 1/15/23 (g)	535	541
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (g)	7,145	7,431
6% 2/1/25 (g)	6,407	6,599
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
HCA Holdings, Inc.:
4.75% 5/1/23	$ 3,245	$ 3,330
5% 3/15/24	3,060	3,186
5.375% 2/1/25	4,375	4,473
5.875% 3/15/22	8,635	9,466
6.25% 2/15/21	2,265	2,480
6.5% 2/15/20	7,640	8,542
7.5% 2/15/22	5,095	5,936
HealthSouth Corp. 5.125% 3/15/23	1,235	1,235
Hologic, Inc. 5.25% 7/15/22 (g)	2,335	2,411
IMS Health, Inc. 6% 11/1/20 (g)	1,175	1,216
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (g)(j)	1,130	1,165
Kindred Escrow Corp. II:
8% 1/15/20 (g)	2,035	2,203
8.75% 1/15/23 (g)	2,035	2,244
Legend Acquisition, Inc. 10.75% 8/15/20 (d)(g)	3,260	0
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (g)	1,005	1,034
5.5% 4/15/25 (g)	2,080	2,096
Omega Healthcare Investors, Inc. 6.75% 10/15/22	2,631	2,740
Polymer Group, Inc. 6.875% 6/1/19 (g)	890	908
Quintiles Transnational Corp. 4.875% 5/15/23 (g)	1,655	1,679
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	1,080	1,121
Service Corp. International 5.375% 1/15/22	815	858
Tenet Healthcare Corp.:
4.375% 10/1/21	3,350	3,368
4.5% 4/1/21	535	538
4.75% 6/1/20	1,665	1,715
5% 3/1/19 (g)	2,540	2,565
6% 10/1/20	1,890	2,055
6.75% 2/1/20	1,800	1,904
6.75% 6/15/23 (g)	3,665	3,830
8.125% 4/1/22	7,570	8,493
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (g)	7,305	7,506
5.5% 3/1/23 (g)	2,660	2,720
5.625% 12/1/21 (g)	1,395	1,437
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Valeant Pharmaceuticals International, Inc.: - continued
5.875% 5/15/23 (g)	$ 12,575	$ 13,077
6.125% 4/15/25 (g)	4,980	5,204
6.75% 8/15/18 (g)	5,800	6,094
7.25% 7/15/22 (g)	315	332
7.5% 7/15/21 (g)	4,925	5,344
VPI Escrow Corp. 6.375% 10/15/20 (g)	2,380	2,508
VWR Funding, Inc. 7.25% 9/15/17	4,375	4,506
Wellcare Health Plans, Inc. 5.75% 11/15/20	2,675	2,809
		167,600
Homebuilders/Real Estate - 1.4%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23	1,260	1,213
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)	1,265	1,233
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)	1,000	1,010
CBRE Group, Inc. 5% 3/15/23	6,805	6,979
Communications Sales & Leasing, Inc. 6% 4/15/23 (g)	935	898
Howard Hughes Corp. 6.875% 10/1/21 (g)	3,530	3,742
Kennedy-Wilson, Inc. 5.875% 4/1/24	1,395	1,383
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (g)	3,085	3,108
Shea Homes Ltd. Partnershp/Corp.:
5.875% 4/1/23 (g)	680	690
6.125% 4/1/25 (g)	680	695
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (g)	2,150	2,153
William Lyon Homes, Inc.:
7% 8/15/22	1,860	1,939
8.5% 11/15/20	2,170	2,338
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (g)	2,215	2,093
		29,474
Hotels - 0.6%
Choice Hotels International, Inc. 5.75% 7/1/22	615	657
FelCor Lodging LP 6% 6/1/25 (g)	960	989
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Hotels - continued
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	$ 10,040	$ 10,454
Playa Resorts Holding BV 8% 8/15/20 (g)	825	856
		12,956
Insurance - 0.4%
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (g)(i)	4,380	4,380
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (g)	2,765	2,824
Hub Holdings LLC / Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (g)(j)	1,220	1,220
		8,424
Leisure - 0.0%
24 Hour Holdings III LLC 8% 6/1/22 (g)	895	712
Metals/Mining - 0.7%
Alpha Natural Resources, Inc. 9.75% 4/15/18	1,770	53
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (g)	415	414
CONSOL Energy, Inc. 8% 4/1/23 (g)	7,000	5,793
Murray Energy Corp. 11.25% 4/15/21 (g)	4,860	2,989
Peabody Energy Corp.:
6.25% 11/15/21	3,100	876
10% 3/15/22 (g)	2,120	1,081
Prince Mineral Holding Corp. 11.5% 12/15/19 (g)	655	593
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (g)	1,040	1,017
Walter Energy, Inc.:
9.5% 10/15/19 (d)(g)	3,275	1,629
12% 4/1/20 pay-in-kind (d)(g)(j)	1,591	32
		14,477
Paper - 0.1%
Clearwater Paper Corp. 4.5% 2/1/23	2,045	1,958
Publishing/Printing - 1.2%
Cenveo Corp. 6% 8/1/19 (g)	1,290	1,155
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7% 10/15/20 (g)	4,610	1,948
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Publishing/Printing - continued
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (j)	$ 14,305	$ 15,843
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (g)(j)	6,620	6,719
		25,665
Restaurants - 0.5%
1011778 BC ULC/New Red Finance, Inc. 4.625% 1/15/22 (g)	1,820	1,820
Landry's Acquisition Co. 9.375% 5/1/20 (g)	4,040	4,333
Landry's Holdings II, Inc. 10.25% 1/1/18 (g)	4,205	4,382
		10,535
Services - 3.3%
Anna Merger Sub, Inc. 7.75% 10/1/22 (g)	3,535	3,491
APX Group, Inc.:
6.375% 12/1/19	10,660	10,420
8.75% 12/1/20	14,798	13,429
Ashtead Capital, Inc. 5.625% 10/1/24 (g)	3,195	3,203
Audatex North America, Inc.:
6% 6/15/21 (g)	6,180	6,311
6.125% 11/1/23 (g)	3,320	3,245
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (g)	815	811
CBRE Group, Inc. 5.25% 3/15/25	4,995	5,195
FTI Consulting, Inc. 6% 11/15/22	2,450	2,585
Garda World Security Corp.:
7.25% 11/15/21 (g)	920	860
7.25% 11/15/21 (g)	2,435	2,277
Hertz Corp.:
5.875% 10/15/20	990	1,007
6.25% 10/15/22	1,315	1,341
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (g)	1,920	1,344
Laureate Education, Inc. 10% 9/1/19 (g)(j)	9,740	9,168
NES Rentals Holdings, Inc. 7.875% 5/1/18 (g)	600	600
TMS International Corp. 7.625% 10/15/21 (g)	420	407
United Rentals North America, Inc.:
4.625% 7/15/23	1,880	1,854
5.5% 7/15/25	1,500	1,434
		68,982
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Steel - 0.9%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (g)	$ 2,180	$ 1,978
JMC Steel Group, Inc. 8.25% 3/15/18 (g)	11,106	9,857
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	5,550	5,481
11.25% 10/15/18	1,303	1,283
		18,599
Super Retail - 0.7%
Family Tree Escrow LLC:
5.25% 3/1/20 (g)	640	675
5.75% 3/1/23 (g)	3,210	3,387
JC Penney Corp., Inc.:
5.65% 6/1/20	2,375	2,138
5.75% 2/15/18	703	684
7.4% 4/1/37	775	620
8.125% 10/1/19	3,785	3,766
Sally Holdings LLC 5.5% 11/1/23	925	962
Sonic Automotive, Inc.:
5% 5/15/23	315	309
7% 7/15/22	1,390	1,501
		14,042
Technology - 2.1%
Activision Blizzard, Inc. 6.125% 9/15/23 (g)	2,075	2,236
ADT Corp. 6.25% 10/15/21	1,895	2,009
Blue Coat Systems, Inc. 8.375% 6/1/23 (g)	5,660	5,787
BMC Software Finance, Inc. 8.125% 7/15/21 (g)	5,860	4,366
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (g)(j)	3,000	1,860
CDW LLC/CDW Finance Corp. 6% 8/15/22	2,950	3,083
Entegris, Inc. 6% 4/1/22 (g)	635	651
First Data Corp.:
11.25% 1/15/21	3,136	3,481
11.75% 8/15/21	840	953
Global Cash Access, Inc. 10% 1/15/22 (g)	870	848
Lucent Technologies, Inc.:
6.45% 3/15/29	6,539	6,899
6.5% 1/15/28	5,415	5,686
Micron Technology, Inc.:
5.25% 1/15/24 (g)	1,835	1,762
5.875% 2/15/22	1,520	1,550
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Project Homestake Merger Corp. 8.875% 3/1/23 (g)	$ 1,160	$ 1,090
VeriSign, Inc. 4.625% 5/1/23	910	880
		43,141
Telecommunications - 10.7%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (g)	680	702
6.75% 11/15/20 (g)	3,390	3,644
Altice Financing SA:
6.5% 1/15/22 (g)	895	924
6.625% 2/15/23 (g)	3,965	4,084
Altice Finco SA:
8.125% 1/15/24 (g)	540	562
9.875% 12/15/20 (g)	945	1,049
Altice SA:
7.625% 2/15/25 (g)	7,125	6,983
7.75% 5/15/22 (g)	14,575	14,684
Broadview Networks Holdings, Inc. 10.5% 11/15/17	2,915	2,696
Citizens Communications Co. 7.875% 1/15/27	4,949	4,337
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (g)	5,300	6,095
Columbus International, Inc. 7.375% 3/30/21 (g)	9,515	10,110
CommScope Technologies Finance LLC 6% 6/15/25 (g)	8,635	8,527
Digicel Group Ltd.:
6% 4/15/21 (g)	4,580	4,317
6.75% 3/1/23 (g)	3,200	3,070
7% 2/15/20 (g)	425	441
7.125% 4/1/22 (g)	3,650	3,349
8.25% 9/30/20 (g)	10,315	10,186
DigitalGlobe, Inc. 5.25% 2/1/21 (g)	695	667
Eileme 2 AB 11.625% 1/31/20 (g)	2,605	2,856
FairPoint Communications, Inc. 8.75% 8/15/19 (g)	2,375	2,494
GCI, Inc. 6.875% 4/15/25	2,080	2,116
Intelsat Jackson Holdings SA:
5.5% 8/1/23	3,840	3,485
6.625% 12/15/22 (Reg. S)	6,530	5,959
7.5% 4/1/21	5,730	5,701
Intelsat Luxembourg SA:
7.75% 6/1/21	6,204	4,932
8.125% 6/1/23	3,585	2,850
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Level 3 Communications, Inc. 5.75% 12/1/22	$ 2,235	$ 2,252
Level 3 Financing, Inc.:
5.375% 8/15/22	3,725	3,762
6.125% 1/15/21	2,395	2,512
7% 6/1/20	2,365	2,495
Numericable Group SA:
4.875% 5/15/19 (g)	3,890	3,948
6% 5/15/22 (g)	15,358	15,627
6.25% 5/15/24 (g)	1,150	1,169
Sable International Finance Ltd. 6.875% 8/1/22 (g)	1,945	1,919
SBA Communications Corp. 5.625% 10/1/19	3,075	3,221
Sprint Capital Corp.:
6.875% 11/15/28	1,785	1,513
6.9% 5/1/19	4,761	4,666
8.75% 3/15/32	2,465	2,333
Sprint Communications, Inc.:
6% 12/1/16	3,939	4,020
6% 11/15/22	13,364	11,740
9% 11/15/18 (g)	5,500	6,160
Sprint Corp.:
7.125% 6/15/24	1,495	1,368
7.875% 9/15/23	4,245	4,070
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	1,565	1,604
6.25% 4/1/21	3,295	3,452
6.464% 4/28/19	705	727
6.5% 1/15/24	2,500	2,640
6.542% 4/28/20	2,465	2,597
6.625% 4/1/23	4,925	5,245
6.633% 4/28/21	2,225	2,356
6.731% 4/28/22	1,645	1,744
6.836% 4/28/23	480	514
UPCB Finance IV Ltd. 5.375% 1/15/25 (g)	6,130	5,931
Wind Acquisition Finance SA 4.75% 7/15/20 (g)	2,965	3,032
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23 (g)	3,795	3,807
		223,244
Transportation Ex Air/Rail - 0.5%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (g)	1,425	1,404
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Transportation Ex Air/Rail - continued
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (g)	$ 5,250	$ 4,476
8.125% 2/15/19	1,404	1,109
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (g)	1,215	1,142
Teekay Corp. 8.5% 1/15/20	195	214
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	1,475	1,600
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	1,240	1,039
		10,984
Utilities - 4.0%
Calpine Corp.:
5.375% 1/15/23	2,615	2,556
5.75% 1/15/25	1,120	1,092
6% 1/15/22 (g)	1,885	1,993
7.875% 1/15/23 (g)	3,653	3,920
Dynegy, Inc.:
6.75% 11/1/19 (g)	1,855	1,915
7.375% 11/1/22 (g)	6,605	6,844
7.625% 11/1/24 (g)	5,665	5,849
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)	4,949	5,344
11.75% 3/1/22 (d)(g)	16,214	17,592
InterGen NV 7% 6/30/23 (g)	6,210	5,589
Mirant Americas Generation LLC 9.125% 5/1/31	690	621
NRG Energy, Inc. 6.625% 3/15/23	7,020	7,125
PPL Energy Supply LLC 6.5% 6/1/25 (g)	1,700	1,666
RJS Power Holdings LLC 5.125% 7/15/19 (g)	3,830	3,715
TXU Corp.:
5.55% 11/15/14 (d)	7,757	8,067
6.5% 11/15/24 (d)	4,961	5,159
6.55% 11/15/34 (d)	4,295	4,467
		83,514
TOTAL NONCONVERTIBLE BONDS		1,460,793
TOTAL CORPORATE BONDS (Cost $1,474,830)		1,460,831
Common Stocks - 15.9%
	Shares	Value (000s)
Air Transportation - 0.2%
Delta Air Lines, Inc.	100,000	$ 4,434
Automotive & Auto Parts - 1.0%
Chassix Holdings, Inc.	29,835	689
General Motors Co.	206,513	6,507
General Motors Co.:
warrants 7/10/16 (a)	11,706	258
warrants 7/10/19 (a)	11,706	172
Harley-Davidson, Inc.	100,000	5,830
Motors Liquidation Co. GUC Trust (a)	39,254	667
Tenneco, Inc. (a)	100,000	4,981
Trinseo SA (a)	90,598	2,207
		21,311
Banks & Thrifts - 0.7%
Bank of America Corp.	389,800	6,970
CIT Group, Inc.	10,400	489
JPMorgan Chase & Co.	100,000	6,853
Washington Mutual, Inc. (a)	505,500	0
WMI Holdings Corp. (a)	17,318	44
		14,356
Broadcasting - 0.6%
Cumulus Media, Inc. Class A (a)(f)	550,600	908
Gray Television, Inc. (a)	494,070	8,345
Sinclair Broadcast Group, Inc. Class A	100,000	2,902
		12,155
Building Materials - 0.1%
Gibraltar Industries, Inc. (a)	141,340	2,705
Cable/Satellite TV - 0.4%
Time Warner Cable, Inc.	41,300	7,847
Capital Goods - 0.3%
AECOM Technology Corp. (a)	200,000	6,166
Chemicals - 0.5%
Axiall Corp.	100,000	2,943
LyondellBasell Industries NV Class A	72,395	6,793
Westlake Chemical Partners LP	3,400	73
		9,809
Consumer Products - 0.6%
Prestige Brands Holdings, Inc. (a)	75,000	3,572
Whirlpool Corp.	50,000	8,887
		12,459
Common Stocks - continued
	Shares	Value (000s)
Containers - 0.5%
Graphic Packaging Holding Co.	617,874	$ 9,330
Diversified Financial Services - 1.1%
AerCap Holdings NV (a)	150,000	7,026
Citigroup, Inc.	116,564	6,814
The Blackstone Group LP	250,000	9,813
		23,653
Electric Utilities No Longer Use - 0.2%
NRG Yield, Inc. Class C	187,100	3,609
Energy - 0.4%
Dril-Quip, Inc. (a)	92,800	5,420
The Williams Companies, Inc.	48,200	2,530
		7,950
Food/Beverage/Tobacco - 1.1%
Darling International, Inc. (a)	300,000	3,855
Dean Foods Co.	400,000	7,120
Monster Beverage Corp. (a)	75,000	11,516
		22,491
Gaming - 0.3%
Station Holdco LLC (a)(k)(m)	1,531,479	5,360
Station Holdco LLC (a)(l)(m)	11,653	41
Station Holdco LLC:
unit (a)(l)(m)	3,411	2
warrants 6/15/18 (a)(k)(m)	96,849	61
		5,464
Healthcare - 0.0%
Legend Acquisition, Inc.	18,796	282
Legend Acquisition, Inc.:
Class A warrants (a)	28,063	0
Class B warrants (a)	37,006	0
		282
Homebuilders/Real Estate - 0.6%
Lennar Corp. Class A	200,000	10,608
Realogy Holdings Corp. (a)	46,400	2,112
		12,720
Hotels - 0.6%
Extended Stay America, Inc. unit	194,400	3,694
Hyatt Hotels Corp. Class A (a)	145,000	8,095
		11,789
Common Stocks - continued
	Shares	Value (000s)
Insurance - 0.3%
H&R Block, Inc.	200,000	$ 6,658
Metals/Mining - 0.0%
AngloGold Ashanti Ltd. sponsored ADR (a)	87,174	534
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(m)	4,323	66
Restaurants - 0.9%
Dunkin' Brands Group, Inc. (f)	126,900	6,839
Yum! Brands, Inc.	125,000	10,970
		17,809
Services - 1.4%
ARAMARK Holdings Corp.	253,900	8,079
HD Supply Holdings, Inc. (a)	150,000	5,370
KAR Auction Services, Inc.	247,600	9,639
United Rentals, Inc. (a)	80,000	5,359
WP Rocket Holdings, Inc. (a)(m)	8,700,771	1,044
		29,491
Super Retail - 0.0%
Arena Brands Holding Corp. Class B (a)(m)	42,253	218
Technology - 3.8%
CDW Corp.	300,000	10,779
Cypress Semiconductor Corp.	27,565	316
Facebook, Inc. Class A (a)	76,094	7,154
Freescale Semiconductor, Inc. (a)	134,400	5,359
Google, Inc. Class A (a)	15,000	9,863
Marvell Technology Group Ltd.	400,000	4,976
NXP Semiconductors NV (a)	125,000	12,124
Qorvo, Inc. (a)	180,000	10,431
Skyworks Solutions, Inc.	150,000	14,351
SoftBank Corp. ADR (f)	150,000	4,139
		79,492
Telecommunications - 0.1%
Alibaba Group Holding Ltd. sponsored ADR	32,200	2,523
Broadview Networks Holdings, Inc. (a)	189,475	256
Pendrell Corp. (a)	37,472	52
		2,831
Common Stocks - continued
	Shares	Value (000s)
Transportation Ex Air/Rail - 0.2%
Ship Finance International Ltd. (NY Shares) (f)	300,000	$ 5,019
Ultrapetrol (Bahamas) Ltd. (a)	7,916	6
		5,025
TOTAL COMMON STOCKS (Cost $271,583)		330,654
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 0.4%
Energy - 0.1%
Southwestern Energy Co. Series B 6.25%	46,100	1,982
Healthcare - 0.1%
Allergan PLC 5.50%	2,900	3,225
Homebuilders/Real Estate - 0.2%
American Tower Corp. 5.50% (a)	42,600	4,323
TOTAL CONVERTIBLE PREFERRED STOCKS		9,530
Nonconvertible Preferred Stocks - 0.7%
Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (g)	5,751	5,840
Diversified Financial Services - 0.3%
GMAC Capital Trust I Series 2, 8.125%	249,413	6,542
Services - 0.1%
WP Rocket Holdings, Inc.:
15.00% (a)	1,437,822	1,438
Class C 19.50% (m)	363,174	363
		1,801
TOTAL NONCONVERTIBLE PREFERRED STOCKS		14,183
TOTAL PREFERRED STOCKS (Cost $19,754)		23,713
Bank Loan Obligations - 5.1%
		Principal Amount (000s) (e)	Value (000s)
Aerospace - 0.2%
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (j)		$ 764	$ 763
Tranche D, term loan 3.75% 6/4/21 (j)		2,302	2,296
			3,059
Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19		382	386
Broadcasting - 0.1%
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (j)		3,113	2,864
Building Materials - 0.3%
PriSo Acquisition Corp. Tranche B, term loan 4.5% 5/1/22 (j)		5,965	5,935
Cable/Satellite TV - 0.1%
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (j)		195	191
Tranche 2LN, term loan 7.75% 7/7/23 (j)		765	757
			948
Containers - 0.1%
Anchor Glass Container Corp. Tranche B, term loan 4.5% 7/1/22 (j)		875	877
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (j)		1,835	1,835
			2,712
Diversified Financial Services - 0.1%
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (j)		348	346
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (j)		2,661	2,661
			3,007
Diversified Media - 0.3%
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (j)		6,161	6,169
Energy - 0.7%
American Energy-Marcellus LLC Tranche B 1LN, term loan 5.25% 8/4/20 (j)		2,965	2,083
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (j)		359	360
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (j)		1,622	1,628
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Energy - continued
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (j)		$ 4,584	$ 3,782
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (j)		395	396
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (j)		6,905	3,694
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (j)		577	460
Panda Sherman Power, LLC term loan 9% 9/14/18 (j)		839	826
Sheridan Investment Partners I term loan 4.25% 12/16/20 (j)		667	563
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (j)		93	78
Tranche M, term loan 4.25% 12/16/20 (j)		35	29
			13,899
Entertainment/Film - 0.0%
Livent, Inc.:
Tranche A, term loan 18% 1/15/49 pay-in-kind (a)	CAD	289	221
Tranche B, term loan 18% 1/15/49 pay-in-kind (a)	CAD	176	134
			355
Environmental - 0.2%
The Brickman Group, Ltd. Tranche B 1LN, term loan 4% 12/18/20 (j)		3,029	3,014
Gaming - 0.3%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (j)		3,810	3,563
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (j)		767	649
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (j)		2,552	2,559
			6,771
Healthcare - 0.5%
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (j)		1,804	1,813
Tranche B 1LN, term loan 4.5% 4/23/21 (j)		5,603	5,603
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (j)		2,302	2,290
Rural/Metro Corp.:
Tranche 2LN, term loan 14.5% 1/31/16		40	38
Tranche B, term loan:
9% 6/30/18 (j)		464	429
19.5% 1/31/16		132	123
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Healthcare - continued
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (j)		$ 120	$ 121
Tranche B 2LN, term loan 4.25% 7/3/19 (j)		192	192
			10,609
Homebuilders/Real Estate - 0.1%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 9.25% 11/4/22 (j)		905	904
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (j)		604	598
			1,502
Metals/Mining - 0.0%
Ameriforge Group, Inc. Tranche B 2LN, term loan 8.75% 12/19/20 (j)		190	142
Paper - 0.0%
White Birch Paper Co. Tranche 2LN, term loan 11/8/14 (d)		8,620	0
Services - 0.4%
EFS Cogen Holdings I LLC Tranche B, term loan 3.75% 12/17/20 (j)		199	198
Garda World Security Corp.:
term loan 4% 11/8/20 (j)		638	630
Tranche DD, term loan 4% 11/8/20 (j)		163	161
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (j)		8,774	8,181
			9,170
Super Retail - 0.0%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 4.5% 9/26/19 (j)		769	769
Technology - 0.8%
First Data Corp. Tranche B, term loan 3.687% 3/24/18 (j)		6,745	6,737
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (j)		3,645	3,754
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (j)		1,012	1,002
Tranche 2LN, term loan 8% 4/9/22 (j)		4,115	4,043
			15,536
Telecommunications - 0.0%
LTS Buyer LLC Tranche 2LN, term loan 8% 4/12/21 (j)		63	63
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Utilities - 0.9%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (j)		$ 17,964	$ 18,046
TOTAL BANK LOAN OBLIGATIONS (Cost $117,836)			104,956
Preferred Securities - 3.6%

Banks & Thrifts - 2.4%
Bank of America Corp.:
5.2% (h)(j)		2,745	2,610
6.1% (h)(j)		2,590	2,637
Barclays Bank PLC 7.625% 11/21/22		12,695	14,828
Credit Agricole SA 6.625% (g)(h)(j)		6,105	6,125
Goldman Sachs Group, Inc. 5.375% (h)(j)		7,525	7,590
JPMorgan Chase & Co. 5.15% (h)(j)		9,715	9,328
State Street Corp. 5.25% (h)(j)		4,165	4,250
Wells Fargo & Co. 5.875% (h)(j)		1,660	1,712
			49,080
Diversified Financial Services - 1.2%
Citigroup, Inc.:
5.35% (h)(j)		24,830	23,758
5.9% (h)(j)		2,100	2,145
			25,903
TOTAL PREFERRED SECURITIES (Cost $75,327)			74,983
Money Market Funds - 2.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	48,709,456	$ 48,709
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	12,076,725	12,077
TOTAL MONEY MARKET FUNDS (Cost $60,786)		60,786
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $2,020,116)		2,055,923
NET OTHER ASSETS (LIABILITIES) - 1.2%		25,372
NET ASSETS - 100%		$ 2,081,295
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $670,687,000 or 32.2% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.
(l) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,155,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 8
Security	Acquisition Date	Acquisition Cost (000s)
Station Holdco LLC	6/17/11 - 4/1/13	$ 1,491
Station Holdco LLC unit	4/1/13	$ 0*
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$ 3,945
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$ 4,521
WP Rocket Holdings, Inc. Class C 19.50%	2/2/15	$ 363
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 80
Fidelity Securities Lending Cash Central Fund	12
Total	$ 92
Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 108,017	$ 101,580	$ 66	$ 6,371
Consumer Staples	22,491	22,491	-	-
Energy	14,951	14,951	-	-
Financials	50,467	44,627	5,840	-
Health Care	7,079	6,797	-	282
Industrials	43,602	40,757	-	2,845
Information Technology	77,876	77,876	-	-
Materials	21,880	21,880	-	-
Telecommunication Services	4,395	4,395	-	-
Utilities	3,609	3,609	-	-
Corporate Bonds	1,460,831	-	1,460,831	-
Bank Loan Obligations	104,956	-	102,029	2,927
Preferred Securities	74,983	-	74,983	-
Money Market Funds	60,786	60,786	-	-
Total Investments in Securities:	$ 2,055,923	$ 399,749	$ 1,643,749	$ 12,425
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $2,013,821,000. Net unrealized appreciation aggregated $42,102,000, of which $160,699,000 related to appreciated investment securities and $118,597,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments July 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor®
High Income Fund

July 31, 2015

1.804861.111

AHI-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.6%
	Principal Amount	Value
Aerospace - 0.1%
TransDigm, Inc. 6.5% 5/15/25 (b)	$ 705,000	$ 705,881
Air Transportation - 3.6%
Air Canada 6.625% 5/15/18 (b)	3,205,000	3,337,206
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (b)	1,635,000	1,604,386
Allegiant Travel Co. 5.5% 7/15/19	725,000	734,063
American Airlines Group, Inc.:
4.625% 3/1/20 (b)	1,355,000	1,324,513
5.5% 10/1/19 (b)	2,775,000	2,840,906
American Airlines, Inc. pass-thru certificates equipment trust certificate 5.625% 1/15/21 (b)	278,745	287,108
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	967,544	1,069,620
6.125% 4/29/18	345,000	360,525
6.25% 10/11/21	1,813,845	1,904,537
9.25% 5/10/17	924,697	1,009,075
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (b)	1,375,000	1,404,219
6.75% 5/23/17	1,375,000	1,392,188
8.021% 8/10/22	994,516	1,132,455
U.S. Airways Group, Inc. 6.125% 6/1/18	1,830,000	1,912,350
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	2,215,000	2,242,688
Series 2013-1 Class B, 5.375% 5/15/23	435,108	447,073
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	833,401	872,987
9.75% 1/15/17	660,569	720,020
12% 1/15/16 (b)	111,222	115,949
United Continental Holdings, Inc.:
6% 12/1/20	2,635,000	2,746,988
6.375% 6/1/18	185,000	194,250
		27,653,106
Broadcasting - 1.8%
Clear Channel Communications, Inc.:
5.5% 12/15/16	8,420,000	7,872,700
6.875% 6/15/18	135,000	120,825
9% 12/15/19	1,230,000	1,182,338
10% 1/15/18	3,000,000	2,400,000
iHeartCommunications, Inc. 10.625% 3/15/23 (b)	1,370,000	1,284,375
Univision Communications, Inc. 5.125% 2/15/25 (b)	1,425,000	1,428,563
		14,288,801
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - 1.3%
Building Materials Corp. of America 5.375% 11/15/24 (b)	$ 1,955,000	$ 1,959,692
Building Materials Holding Corp. 9% 9/15/18 (b)	2,790,000	2,988,788
CEMEX Finance LLC 6% 4/1/24 (b)	1,190,000	1,196,129
CEMEX S.A.B. de CV:
6.125% 5/5/25 (b)	1,365,000	1,368,413
6.5% 12/10/19 (b)	750,000	780,713
USG Corp. 5.5% 3/1/25 (b)	1,580,000	1,583,950
		9,877,685
Cable/Satellite TV - 1.5%
Altice SA:
5.375% 7/15/23 (b)	1,330,000	1,336,650
7.75% 7/15/25 (b)	935,000	918,638
7.75% 7/15/25 (b)	840,000	833,700
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 5/1/23 (b)	1,650,000	1,633,500
5.875% 5/1/27 (b)	820,000	812,313
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)	1,465,000	1,530,925
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (b)(e)	205,000	205,205
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (b)	3,930,000	4,018,425
		11,289,356
Capital Goods - 0.5%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (b)	3,615,000	3,913,238
Chemicals - 1.6%
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)	2,100,000	1,722,000
LSB Industries, Inc. 7.75% 8/1/19	1,085,000	1,141,963
NOVA Chemicals Corp. 5% 5/1/25 (b)	2,000,000	1,980,000
Nufarm Australia Ltd. 6.375% 10/15/19 (b)	3,740,000	3,796,100
Platform Specialty Products Corp. 6.5% 2/1/22 (b)	1,130,000	1,169,550
The Chemours Company LLC 6.625% 5/15/23 (b)	2,115,000	1,861,200
W.R. Grace & Co. - Conn 5.125% 10/1/21 (b)	840,000	848,400
		12,519,213
Containers - 1.7%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(e)	1,872,838	1,936,475
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.2859% 12/15/19 (b)(e)	2,120,000	2,091,348
Nonconvertible Bonds - continued
	Principal Amount	Value
Containers - continued
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.: - continued
7% 11/15/20 (b)	$ 903,529	$ 912,565
Ball Corp. 5.25% 7/1/25	1,750,000	1,759,713
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (b)	1,800,000	1,791,000
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)	710,000	639,000
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	915,000	887,550
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20	3,455,000	3,575,925
		13,593,576
Diversified Financial Services - 5.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20	1,585,000	1,598,869
4.625% 7/1/22	1,410,000	1,436,438
Aircastle Ltd.:
5.125% 3/15/21	1,535,000	1,581,050
6.25% 12/1/19	1,175,000	1,302,781
CNH Industrial Capital LLC 3.875% 7/16/18 (b)	1,850,000	1,863,875
FLY Leasing Ltd.:
6.375% 10/15/21	1,470,000	1,492,050
6.75% 12/15/20	2,710,000	2,798,075
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	1,195,000	1,232,344
5.875% 2/1/22	7,155,000	7,405,425
6% 8/1/20	4,635,000	4,878,338
ILFC E-Capital Trust I 4.69% 12/21/65 (b)(e)	2,555,000	2,484,738
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(e)	3,870,000	3,802,275
Navient Corp.:
5% 10/26/20	575,000	530,438
5.875% 3/25/21	1,625,000	1,523,438
5.875% 10/25/24	1,785,000	1,552,950
SLM Corp.:
4.875% 6/17/19	4,765,000	4,550,575
5.5% 1/15/19	2,080,000	2,033,200
5.5% 1/25/23	550,000	481,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
SLM Corp.: - continued
6.125% 3/25/24	$ 1,330,000	$ 1,183,700
8% 3/25/20	1,020,000	1,060,800
		44,792,609
Diversified Media - 1.0%
MDC Partners, Inc. 6.75% 4/1/20 (b)	4,575,000	4,529,250
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20	1,090,000	1,111,800
WMG Acquisition Corp.:
6% 1/15/21 (b)	805,000	825,125
6.75% 4/15/22 (b)	1,162,000	1,118,425
		7,584,600
Electric Utilities No Longer Use - 0.3%
Global Partners LP/GLP Finance Corp. 7% 6/15/23 (b)	2,205,000	2,122,313
Energy - 11.7%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	775,000	758,977
Antero Resources Corp.:
5.125% 12/1/22	1,660,000	1,568,700
5.625% 6/1/23 (b)	690,000	664,125
Baytex Energy Corp.:
5.125% 6/1/21 (b)	550,000	489,500
5.625% 6/1/24 (b)	615,000	528,900
California Resources Corp.:
5% 1/15/20	1,580,000	1,354,850
5.5% 9/15/21	855,000	705,375
6% 11/15/24	795,000	643,950
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	495,000	475,101
Citgo Holding, Inc. 10.75% 2/15/20 (b)	685,000	700,413
Citgo Petroleum Corp. 6.25% 8/15/22 (b)	1,620,000	1,587,600
Consolidated Energy Finance SA 6.75% 10/15/19 (b)	8,424,000	8,508,408
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22	690,000	681,375
6.25% 4/1/23 (b)	625,000	628,125
Denbury Resources, Inc.:
5.5% 5/1/22	1,750,000	1,343,125
6.375% 8/15/21	1,555,000	1,306,200
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)	6,325,000	6,072,000
Energy Transfer Equity LP 5.5% 6/1/27	1,150,000	1,127,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
EP Energy LLC/Everest Acquisition Finance, Inc. 6.375% 6/15/23 (b)	$ 2,520,000	$ 2,356,200
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	6,860,000	7,082,950
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	2,755,000	2,513,938
6% 10/1/22	965,000	863,675
Forbes Energy Services Ltd. 9% 6/15/19	2,510,000	1,838,575
Forum Energy Technologies, Inc. 6.25% 10/1/21	1,525,000	1,471,625
Genesis Energy LP/Genesis Energy Finance Corp. 6.75% 8/1/22	2,165,000	2,159,588
Gibson Energy, Inc. 6.75% 7/15/21 (b)	2,425,000	2,467,438
Halcon Resources Corp. 8.625% 2/1/20 (b)	2,570,000	2,454,350
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	925,000	860,250
5.75% 10/1/25 (b)	1,110,000	1,054,500
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20	410,000	413,034
Jupiter Resources, Inc. 8.5% 10/1/22 (b)	1,350,000	918,000
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (e)	2,700,000	1,635,174
6.5% 5/15/19	370,000	227,550
Noble Energy, Inc.:
5.625% 5/1/21	3,420,000	3,624,485
5.875% 6/1/24	520,000	564,249
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,540,000	3,610,800
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)	1,515,000	1,287,750
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23 (b)	1,125,000	1,122,188
Rice Energy, Inc.:
6.25% 5/1/22	5,735,000	5,419,575
7.25% 5/1/23 (b)	1,845,000	1,812,713
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 11/15/23 (b)	1,940,000	1,843,000
Sabine Pass Liquefaction LLC:
5.625% 3/1/25 (b)	2,140,000	2,107,900
5.75% 5/15/24	1,635,000	1,625,803
SemGroup Corp. 7.5% 6/15/21	2,015,000	2,095,600
Sunoco LP / Sunoco Finance Corp.:
5.5% 8/1/20 (b)	1,680,000	1,709,400
6.375% 4/1/23 (b)	525,000	539,438
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Teine Energy Ltd. 6.875% 9/30/22 (b)	$ 2,745,000	$ 2,552,850
TerraForm Power Operating LLC:
5.875% 2/1/23 (b)	825,000	832,739
6.125% 6/15/25 (b)	245,000	245,613
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21	545,000	568,163
6.25% 10/15/22 (b)	505,000	527,725
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	1,070,000	1,099,425
		90,649,987
Environmental - 0.5%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	3,403,000	3,539,120
Food & Drug Retail - 0.6%
SUPERVALU, Inc.:
6.75% 6/1/21	2,960,000	3,019,200
7.75% 11/15/22	810,000	856,575
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (b)	1,120,000	1,111,600
		4,987,375
Food/Beverage/Tobacco - 4.1%
ESAL GmbH 6.25% 2/5/23 (b)	9,440,000	9,298,400
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)	2,050,000	2,147,375
JBS Investments GmbH:
7.25% 4/3/24 (b)	1,865,000	1,913,956
7.75% 10/28/20 (b)	2,200,000	2,376,000
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	600,000	594,567
5.875% 7/15/24 (b)	1,530,000	1,552,950
7.25% 6/1/21 (b)	1,850,000	1,944,813
8.25% 2/1/20 (b)	4,220,000	4,473,200
Minerva Luxmbourg SA 7.75% 1/31/23 (b)	5,185,000	5,209,370
Vector Group Ltd. 7.75% 2/15/21	2,105,000	2,247,088
		31,757,719
Gaming - 3.8%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	1,555,000	1,205,125
Eldorado Resorts, Inc. 7% 8/1/23 (b)	525,000	526,313
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)	3,430,000	3,567,200
MCE Finance Ltd. 5% 2/15/21 (b)	4,550,000	4,322,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20	$ 3,440,000	$ 3,285,200
11% 10/1/21	1,735,000	1,466,075
Scientific Games Corp.:
6.625% 5/15/21	6,355,000	5,052,225
7% 1/1/22 (b)	2,670,000	2,766,788
10% 12/1/22	2,310,000	2,243,588
Wynn Macau Ltd. 5.25% 10/15/21 (b)	5,190,000	4,936,988
		29,372,002
Healthcare - 5.0%
Community Health Systems, Inc. 6.875% 2/1/22	2,995,000	3,204,650
DaVita HealthCare Partners, Inc. 5% 5/1/25	1,265,000	1,250,769
Endo Finance LLC 5.375% 1/15/23 (b)	795,000	803,443
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (b)	990,000	1,029,600
6% 2/1/25 (b)	1,905,000	1,962,150
HealthSouth Corp.:
5.125% 3/15/23	435,000	435,000
5.75% 11/1/24	600,000	606,000
Hologic, Inc. 5.25% 7/15/22 (b)	850,000	877,625
Kindred Escrow Corp. II:
8% 1/15/20 (b)	3,570,000	3,864,525
8.75% 1/15/23 (b)	1,065,000	1,174,163
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (b)	330,000	332,475
Polymer Group, Inc. 6.875% 6/1/19 (b)	810,000	826,200
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	3,065,000	3,179,938
Tenet Healthcare Corp.:
5% 3/1/19 (b)	1,245,000	1,257,450
6.75% 6/15/23 (b)	1,320,000	1,379,400
8.125% 4/1/22	9,670,000	10,848,542
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)	2,035,000	2,090,963
5.875% 5/15/23 (b)	1,640,000	1,705,436
6.125% 4/15/25 (b)	1,755,000	1,833,975
		38,662,304
Homebuilders/Real Estate - 2.0%
CBRE Group, Inc. 5% 3/15/23	2,530,000	2,594,768
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilders/Real Estate - continued
Communications Sales & Leasing, Inc. 8.25% 10/15/23 (b)	$ 740,000	$ 706,700
Howard Hughes Corp. 6.875% 10/1/21 (b)	1,725,000	1,828,500
Lennar Corp. 4.5% 6/15/19	1,815,000	1,873,988
Meritage Homes Corp. 6% 6/1/25 (b)	990,000	999,900
Standard Pacific Corp. 5.875% 11/15/24	640,000	657,600
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (b)	1,075,000	1,072,313
5.875% 4/15/23 (b)	760,000	760,950
TRI Pointe Homes, Inc.:
4.375% 6/15/19	550,000	544,500
5.875% 6/15/24	400,000	394,000
William Lyon Homes, Inc.:
5.75% 4/15/19	1,280,000	1,289,600
7% 8/15/22	2,460,000	2,564,550
		15,287,369
Insurance - 0.3%
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (b)(d)	2,170,000	2,170,000
Leisure - 1.1%
24 Hour Holdings III LLC 8% 6/1/22 (b)	3,435,000	2,730,825
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)	2,130,000	2,050,125
Royal Caribbean Cruises Ltd. 7.5% 10/15/27	1,925,000	2,244,935
Speedway Motorsports, Inc. 5.125% 2/1/23	1,695,000	1,678,050
		8,703,935
Metals/Mining - 3.1%
CONSOL Energy, Inc.:
5.875% 4/15/22	4,615,000	3,585,278
8% 4/1/23 (b)	1,370,000	1,133,675
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)	3,740,000	2,879,800
7.25% 5/15/22 (b)	1,985,000	1,473,863
Lundin Mining Corp.:
7.5% 11/1/20 (b)	2,205,000	2,238,075
7.875% 11/1/22 (b)	2,065,000	2,101,138
Murray Energy Corp. 11.25% 4/15/21 (b)	3,965,000	2,438,475
New Gold, Inc. 6.25% 11/15/22 (b)	3,665,000	3,261,850
Peabody Energy Corp.:
6.25% 11/15/21	2,155,000	608,788
7.875% 11/1/26	700,000	196,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
Peabody Energy Corp.: - continued
10% 3/15/22 (b)	$ 1,230,000	$ 627,300
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (b)	1,785,000	1,744,838
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (b)	1,555,000	1,520,013
		23,809,093
Paper - 0.6%
Sappi Papier Holding GmbH 6.625% 4/15/21 (b)	3,375,000	3,501,563
Xerium Technologies, Inc. 8.875% 6/15/18	835,000	860,050
		4,361,613
Publishing/Printing - 1.3%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (e)	3,850,000	4,263,875
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(e)	4,895,000	4,968,425
R.R. Donnelley & Sons Co. 7% 2/15/22	700,000	752,500
		9,984,800
Services - 4.0%
Abengoa Greenfield SA 6.5% 10/1/19 (b)	1,195,000	944,050
ADT Corp. 5.25% 3/15/20	1,210,000	1,252,350
APX Group, Inc.:
6.375% 12/1/19	7,185,000	7,023,338
8.75% 12/1/20	9,085,000	8,244,638
Audatex North America, Inc.:
6% 6/15/21 (b)	3,390,000	3,462,038
6.125% 11/1/23 (b)	1,125,000	1,099,688
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)	1,305,000	1,298,475
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (b)	2,025,000	1,873,125
Garda World Security Corp.:
7.25% 11/15/21 (b)	150,000	140,250
7.25% 11/15/21 (b)	390,000	364,650
IHS, Inc. 5% 11/1/22 (b)	1,830,000	1,832,288
The GEO Group, Inc. 5.875% 1/15/22	2,365,000	2,471,425
United Rentals North America, Inc.:
4.625% 7/15/23	665,000	655,856
5.5% 7/15/25	530,000	506,813
		31,168,984
Nonconvertible Bonds - continued
	Principal Amount	Value
Steel - 0.6%
JMC Steel Group, Inc. 8.25% 3/15/18 (b)	$ 1,500,000	$ 1,331,250
Steel Dynamics, Inc.:
5.125% 10/1/21	2,335,000	2,329,163
5.25% 4/15/23	1,280,000	1,254,400
		4,914,813
Super Retail - 2.2%
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)	3,405,000	3,600,788
DPL, Inc. 7.75% 10/15/20 (b)	1,440,000	1,137,600
Family Tree Escrow LLC 5.75% 3/1/23 (b)	1,135,000	1,197,425
JC Penney Corp., Inc.:
5.65% 6/1/20	9,081,000	8,172,900
7.4% 4/1/37	2,605,000	2,084,000
8.125% 10/1/19	1,110,000	1,104,450
		17,297,163
Technology - 4.3%
ADT Corp.:
4.125% 6/15/23	715,000	668,525
6.25% 10/15/21	2,110,000	2,236,600
Blue Coat Systems, Inc. 8.375% 6/1/23 (b)	1,995,000	2,039,888
Brocade Communications Systems, Inc. 4.625% 1/15/23	1,970,000	1,905,975
Global Cash Access, Inc. 10% 1/15/22 (b)	1,935,000	1,886,625
Italics Merger Sub, Inc. 7.125% 7/15/23 (b)	1,415,000	1,390,238
Lucent Technologies, Inc.:
6.45% 3/15/29	7,950,000	8,387,250
6.5% 1/15/28	3,290,000	3,454,500
Micron Technology, Inc.:
5.25% 8/1/23 (b)	1,660,000	1,597,750
5.25% 1/15/24 (b)	1,100,000	1,056,000
5.5% 2/1/25 (b)	1,350,000	1,307,813
5.625% 1/15/26 (b)	2,640,000	2,527,800
5.875% 2/15/22	305,000	311,100
Nuance Communications, Inc. 5.375% 8/15/20 (b)	3,065,000	3,110,975
Sensata Technologies BV 5% 10/1/25 (b)	1,155,000	1,131,900
SS&C Technologies Holdings, Inc. 5.875% 7/15/23 (b)	615,000	636,525
		33,649,464
Telecommunications - 11.7%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (b)	2,115,000	2,273,625
8.875% 1/1/20 (b)	2,035,000	2,213,063
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Altice Financing SA:
6.5% 1/15/22 (b)	$ 390,000	$ 402,675
6.625% 2/15/23 (b)	2,410,000	2,482,300
Altice Finco SA:
7.625% 2/15/25 (b)	1,380,000	1,404,150
9.875% 12/15/20 (b)	6,195,000	6,876,450
Altice SA:
7.625% 2/15/25 (b)	2,230,000	2,185,400
7.75% 5/15/22 (b)	5,975,000	6,019,813
Columbus International, Inc. 7.375% 3/30/21 (b)	7,230,000	7,681,875
Digicel Group Ltd.:
6% 4/15/21 (b)	4,750,000	4,476,875
6.75% 3/1/23 (b)	1,135,000	1,089,033
7% 2/15/20 (b)	200,000	207,500
7.125% 4/1/22 (b)	2,855,000	2,619,463
8.25% 9/30/20 (b)	4,130,000	4,078,375
DigitalGlobe, Inc. 5.25% 2/1/21 (b)	5,545,000	5,323,200
FairPoint Communications, Inc. 8.75% 8/15/19 (b)	1,160,000	1,218,000
GCI, Inc. 6.875% 4/15/25	1,525,000	1,551,688
Intelsat Jackson Holdings SA:
5.5% 8/1/23	775,000	703,313
7.25% 10/15/20	1,405,000	1,392,706
Intelsat Luxembourg SA 7.75% 6/1/21	1,365,000	1,085,175
Level 3 Financing, Inc.:
5.125% 5/1/23 (b)	1,650,000	1,604,625
5.375% 8/15/22	1,930,000	1,949,300
5.375% 5/1/25 (b)	550,000	535,563
Millicom International Cellular SA 6% 3/15/25 (b)	2,905,000	2,868,688
Numericable Group SA:
4.875% 5/15/19 (b)	640,000	649,600
6% 5/15/22 (b)	2,475,000	2,518,313
6.25% 5/15/24 (b)	490,000	498,306
Sable International Finance Ltd. 6.875% 8/1/22 (b)	520,000	512,949
Sprint Capital Corp.:
6.875% 11/15/28	9,410,000	7,974,975
8.75% 3/15/32	6,995,000	6,619,019
Sprint Corp.:
7.625% 2/15/25	2,740,000	2,541,350
7.875% 9/15/23	1,360,000	1,303,900
T-Mobile U.S.A., Inc.:
6% 3/1/23	1,500,000	1,563,750
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
T-Mobile U.S.A., Inc.: - continued
6.375% 3/1/25	$ 2,375,000	$ 2,490,781
6.464% 4/28/19	1,565,000	1,613,906
		90,529,704
Transportation Ex Air/Rail - 1.6%
Aguila 3 SA 7.875% 1/31/18 (b)	1,080,000	1,108,350
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	2,885,000	2,841,725
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)	4,270,000	3,640,175
8.125% 2/15/19	1,870,000	1,477,300
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	860,000	808,400
OPE KAG Finance Sub, Inc. 7.875% 7/31/23 (b)	2,490,000	2,527,350
		12,403,300
Utilities - 5.9%
Calpine Corp.:
5.375% 1/15/23	1,750,000	1,710,625
5.75% 1/15/25	875,000	853,125
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	2,075,000	2,212,469
Dynegy, Inc.:
6.75% 11/1/19 (b)	4,885,000	5,043,763
7.375% 11/1/22 (b)	2,060,000	2,134,675
7.625% 11/1/24 (b)	6,475,000	6,685,438
NRG Energy, Inc.:
6.25% 7/15/22	2,105,000	2,112,789
6.25% 5/1/24	4,405,000	4,327,913
NSG Holdings II, LLC 7.75% 12/15/25 (b)	8,866,735	9,775,575
PPL Energy Supply LLC 6.5% 6/1/25 (b)	615,000	602,700
RJS Power Holdings LLC 5.125% 7/15/19 (b)	5,810,000	5,635,700
The AES Corp.:
4.875% 5/15/23	675,000	641,669
7.375% 7/1/21	3,445,000	3,780,888
		45,517,329
TOTAL NONCONVERTIBLE BONDS (Cost $658,835,247)		647,106,452
Common Stocks - 0.0%
	Shares	Value
Telecommunications - 0.0%
CUI Acquisition Corp. Class E, (Cost $864,258)	1	$ 92,258
Bank Loan Obligations - 6.1%
	Principal Amount
Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (e)	$ 970,200	967,775
Broadcasting - 0.4%
Clear Channel Communications, Inc. Tranche D, term loan 6.9396% 1/30/19 (e)	3,645,000	3,348,844
Building Materials - 0.2%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (e)	1,688,625	1,612,637
Tranche 2LN, term loan 7.75% 4/1/22 (e)	340,000	323,000
		1,935,637
Cable/Satellite TV - 0.2%
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (e)	728,191	730,921
Tranche B 2LN, term loan 4.5% 5/8/20 (e)	629,984	632,347
		1,363,268
Containers - 0.5%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (e)	1,215,766	1,215,766
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (e)	2,684,741	2,671,317
		3,887,083
Diversified Financial Services - 0.4%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 11/15/22 (e)	925,000	905,344
Tranche B 1LN, term loan 4.75% 11/15/21 (e)	234,413	227,380
TransUnion LLC Tranche B 2LN, term loan 3.75% 4/9/21 (e)	2,084,722	2,071,317
		3,204,041
Energy - 0.3%
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (e)	645,000	593,400
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (e)	1,373,218	1,342,321
		1,935,721
Bank Loan Obligations - continued
	Principal Amount	Value
Gaming - 0.4%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (e)	$ 326,700	$ 276,470
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (e)	150,000	150,282
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (e)	452,281	450,585
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (e)	2,189,000	2,197,318
		3,074,655
Healthcare - 0.4%
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (e)	1,761,075	1,761,075
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (e)	1,180,000	1,180,000
Tranche B 1LN, term loan 4.25% 1/28/21 (e)	59,841	59,243
		3,000,318
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (e)	178,200	170,181
Metals/Mining - 0.3%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (e)	1,191,375	976,927
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (e)	1,807,800	1,387,487
		2,364,414
Publishing/Printing - 0.2%
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (e)	1,750,612	1,752,801
Services - 1.4%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (e)	2,546,225	2,431,645
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (e)	2,038,729	1,529,047
Garda World Security Corp.:
term loan 4% 11/8/20 (e)	2,863,673	2,827,877
Tranche DD, term loan 4% 11/8/20 (e)	697,251	688,535
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (e)	2,670,765	2,490,489
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (e)	883,813	866,136
		10,833,729
Bank Loan Obligations - continued
	Principal Amount	Value
Super Retail - 0.5%
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (e)	$ 94,050	$ 94,172
6% 5/22/18 (e)	1,688,463	1,686,353
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (e)	1,890,263	1,896,179
		3,676,704
Technology - 0.3%
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (e)	140,000	140,059
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (e)	468,438	464,925
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (e)	1,165,000	1,199,950
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 7/31/23 (f)	85,000	84,363
Tranche B 1LN, term loan 7/31/22 (f)	85,000	84,788
		1,974,085
Utilities - 0.5%
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (e)	473,424	461,588
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (e)	3,120,000	3,131,700
		3,593,288
TOTAL BANK LOAN OBLIGATIONS (Cost $48,829,309)		47,082,544
Preferred Securities - 4.5%

Banks & Thrifts - 3.7%
BAC Capital Trust XIV 4% (c)(e)	630,000	498,628
Bank of America Corp.:
6.1% (c)(e)	1,635,000	1,664,772
6.25% (c)(e)	845,000	867,169
6.5% (c)(e)	635,000	666,915
Barclays Bank PLC 7.625% 11/21/22	4,405,000	5,145,232
Barclays PLC:
6.625% (c)(e)	2,830,000	2,827,491
8.25% (c)(e)	5,905,000	6,383,327
Credit Agricole SA 6.625% (b)(c)(e)	4,810,000	4,825,734
Deutsche Bank AG 7.5% (c)(e)	1,800,000	1,843,397
Goldman Sachs Group, Inc. 5.375% (c)(e)	1,650,000	1,664,245
Preferred Securities - continued
	Principal Amount	Value
Banks & Thrifts - continued
JPMorgan Chase & Co.:
5.3% (c)(e)	$ 1,650,000	$ 1,668,327
6.75% (c)(e)	975,000	1,065,797
		29,121,034
Diversified Financial Services - 0.8%
Citigroup, Inc.:
5.875% (c)(e)	2,180,000	2,240,299
5.95% (c)(e)	1,235,000	1,223,938
6.3% (c)(e)	2,680,000	2,662,187
		6,126,424
TOTAL PREFERRED SECURITIES (Cost $34,204,458)		35,247,458
Money Market Funds - 3.7%
	Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $29,028,804)	29,028,804	29,028,804
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $771,762,076)		758,557,516
NET OTHER ASSETS (LIABILITIES) - 2.1%		15,919,142
NET ASSETS - 100%		$ 774,476,658
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $368,741,589 or 47.6% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,809
Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 92,258	$ -	$ -	$ 92,258
Corporate Bonds	647,106,452	-	647,106,452	-
Bank Loan Obligations	47,082,544	-	47,082,544	-
Preferred Securities	35,247,458	-	35,247,458	-
Money Market Funds	29,028,804	29,028,804	-	-
Total Investments in Securities:	$ 758,557,516	$ 29,028,804	$ 729,436,454	$ 92,258
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $770,516,010. Net unrealized depreciation aggregated $11,958,494, of which $15,351,899 related to appreciated investment securities and $27,310,393 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments July 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Value Fund

July 31, 2015

1.804833.111

FAV-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 1.6%
Delphi Automotive PLC	3,411	$ 266,331
Horizon Global Corp. (a)	5,170	64,728
Tenneco, Inc. (a)	4,900	244,069
The Goodyear Tire & Rubber Co.	13,090	394,402
Visteon Corp. (a)	6,298	626,840
		1,596,370
Automobiles - 0.1%
Harley-Davidson, Inc.	2,283	133,099
Distributors - 0.1%
Uni-Select, Inc.	2,900	130,404
Diversified Consumer Services - 1.6%
H&R Block, Inc.	15,532	517,060
Houghton Mifflin Harcourt Co. (a)	33,860	884,762
Service Corp. International	7,228	220,526
		1,622,348
Hotels, Restaurants & Leisure - 0.5%
DineEquity, Inc.	2,755	286,548
Wyndham Worldwide Corp.	3,220	265,714
		552,262
Household Durables - 0.7%
Jarden Corp. (a)	4,225	232,375
Whirlpool Corp.	2,880	511,862
		744,237
Leisure Products - 0.7%
Mattel, Inc.	11,280	261,809
Vista Outdoor, Inc. (a)	9,358	441,417
		703,226
Media - 1.9%
Liberty Broadband Corp. Class C (a)	6,921	370,481
Live Nation Entertainment, Inc. (a)	21,804	571,701
Omnicom Group, Inc.	2,870	209,740
Sinclair Broadcast Group, Inc. Class A	8,330	241,737
Starz Series A (a)	7,639	308,998
Twenty-First Century Fox, Inc. Class B	6,632	222,305
		1,924,962
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.6%
Dillard's, Inc. Class A	1,680	$ 171,158
Kohl's Corp.	7,891	483,876
		655,034
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	2,192	381,868
AutoZone, Inc. (a)	501	351,171
Chico's FAS, Inc.	15,753	239,761
GameStop Corp. Class A	7,600	348,460
GNC Holdings, Inc.	4,400	216,524
Staples, Inc.	37,558	552,478
The Men's Wearhouse, Inc.	5,486	326,527
		2,416,789
Textiles, Apparel & Luxury Goods - 0.5%
Gildan Activewear, Inc.	8,600	277,362
Ralph Lauren Corp.	1,692	213,006
		490,368
TOTAL CONSUMER DISCRETIONARY		10,969,099
CONSUMER STAPLES - 3.1%
Beverages - 1.0%
C&C Group PLC	64,803	252,511
Coca-Cola Enterprises, Inc.	2,675	136,639
Cott Corp. (a)	38,646	434,381
Molson Coors Brewing Co. Class B	3,138	223,237
		1,046,768
Food & Staples Retailing - 0.2%
Sysco Corp.	4,551	165,247
Food Products - 1.5%
Bunge Ltd.	3,220	257,117
ConAgra Foods, Inc.	4,867	214,440
Darling International, Inc. (a)	25,007	321,340
Dean Foods Co.	7,215	128,427
Greencore Group PLC	46,782	231,153
Pinnacle Foods, Inc.	2,539	114,128
The J.M. Smucker Co.	2,927	326,917
		1,593,522
Household Products - 0.2%
Svenska Cellulosa AB (SCA) (B Shares)	6,400	182,205
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	6,200	$ 245,830
TOTAL CONSUMER STAPLES		3,233,572
ENERGY - 7.4%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	10,773	626,450
BW Offshore Ltd.	116,645	69,972
Dril-Quip, Inc. (a)	4,520	264,013
FMC Technologies, Inc. (a)	5,718	187,322
Halliburton Co.	6,661	278,363
Odfjell Drilling A/S (a)	28,835	21,180
SBM Offshore NV (a)(e)	20,300	247,580
Schlumberger Ltd.	2,786	230,737
		1,925,617
Oil, Gas & Consumable Fuels - 5.5%
Anadarko Petroleum Corp.	4,440	330,114
Apache Corp.	5,909	270,987
Boardwalk Pipeline Partners, LP	7,241	100,795
California Resources Corp.	42,089	178,036
Cobalt International Energy, Inc. (a)	28,475	219,542
Diamondback Energy, Inc.	5,058	340,403
Energen Corp.	4,540	250,608
EQT Corp.	7,268	558,546
Golar LNG Ltd.	6,700	288,569
Hess Corp.	5,370	316,884
Hoegh LNG Holdings Ltd.	10,900	174,140
Imperial Oil Ltd.	10,400	384,796
Kinder Morgan, Inc.	7,434	257,514
Lundin Petroleum AB (a)	22,300	323,381
Marathon Oil Corp.	16,213	340,635
Marathon Petroleum Corp.	5,633	307,956
Newfield Exploration Co. (a)	12,835	420,860
Northern Oil & Gas, Inc. (a)(e)	11,909	56,687
Scorpio Tankers, Inc.	14,955	160,617
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Stone Energy Corp. (a)	20,890	$ 120,953
Whiting Petroleum Corp. (a)	12,755	261,350
		5,663,373
TOTAL ENERGY		7,588,990
FINANCIALS - 29.5%
Banks - 5.6%
Bank of Ireland (a)	212,097	89,278
Barclays PLC sponsored ADR	20,286	364,742
CIT Group, Inc.	12,454	585,836
Citigroup, Inc.	5,512	322,232
EFG Eurobank Ergasias SA (a)	811,600	103,875
First Citizen Bancshares, Inc. Class A	2,787	714,420
First Niagara Financial Group, Inc.	39,680	385,293
Gree Electric Applicances, Inc. ELS (BNP Paribas Arbitrage Warrant Program) warrants 12/10/15 (f)	28,400	102,034
Hilltop Holdings, Inc. (a)	12,774	268,893
Investors Bancorp, Inc.	5,270	64,189
JPMorgan Chase & Co.	8,600	589,358
M&T Bank Corp.	2,879	377,581
PNC Financial Services Group, Inc.	3,611	354,528
Prosperity Bancshares, Inc.	4,700	256,573
U.S. Bancorp	19,369	875,672
Wells Fargo & Co.	6,329	366,259
		5,820,763
Capital Markets - 4.2%
American Capital Ltd. (a)	8,130	106,584
Apollo Global Management LLC Class A	11,778	242,273
Ares Capital Corp.	23,309	375,042
Artisan Partners Asset Management, Inc.	5,700	272,175
E*TRADE Financial Corp. (a)	10,736	305,117
Fortress Investment Group LLC	29,972	205,008
Franklin Resources, Inc.	5,200	236,860
Invesco Ltd.	19,461	751,195
Julius Baer Group Ltd.	2,550	141,051
KKR & Co. LP	19,221	459,382
NorthStar Asset Management Group, Inc.	12,895	236,236
The Blackstone Group LP	13,588	533,329
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
UBS Group AG	7,598	$ 174,951
Virtus Investment Partners, Inc.	2,200	265,892
		4,305,095
Consumer Finance - 2.8%
Capital One Financial Corp.	13,406	1,089,908
Discover Financial Services	13,200	736,692
Navient Corp.	35,576	558,543
Springleaf Holdings, Inc. (a)	9,478	478,734
		2,863,877
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc. Class B (a)	7,405	1,056,990
Element Financial Corp. (a)	6,700	101,536
Leucadia National Corp.	5,900	138,768
		1,297,294
Insurance - 5.9%
ACE Ltd.	8,099	880,928
AFLAC, Inc.	5,438	348,304
Allstate Corp.	5,852	403,495
AMBAC Financial Group, Inc. (a)	19,801	317,608
Arch Capital Group Ltd. (a)	4,081	291,220
Brown & Brown, Inc.	12,745	426,320
First American Financial Corp.	7,838	318,066
Greenlight Capital Re, Ltd. (a)	7,527	209,401
Old Republic International Corp.	12,911	216,001
Principal Financial Group, Inc.	8,254	458,180
ProAssurance Corp.	5,813	280,710
Progressive Corp.	6,760	206,180
Prudential PLC	10,912	256,709
Reinsurance Group of America, Inc.	6,027	581,726
StanCorp Financial Group, Inc.	3,698	421,646
Torchmark Corp.	7,188	442,853
		6,059,347
Real Estate Investment Trusts - 7.7%
American Capital Agency Corp.	3,284	63,250
American Tower Corp.	5,931	564,097
Annaly Capital Management, Inc.	7,900	78,605
CBL & Associates Properties, Inc.	20,828	340,330
Douglas Emmett, Inc.	6,400	187,584
Equity Commonwealth (a)	1,600	41,920
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity Lifestyle Properties, Inc.	13,552	$ 784,390
Extra Space Storage, Inc.	8,573	630,287
First Potomac Realty Trust	6,300	71,505
General Growth Properties, Inc.	1,100	29,854
Grivalia Properties REIC	50,742	391,085
iStar Financial, Inc. (a)(e)	45,626	597,701
Lamar Advertising Co. Class A	7,058	423,833
Liberty Property Trust (SBI)	1,100	37,433
MFA Financial, Inc.	25,860	194,726
National Retail Properties, Inc.	500	18,585
NorthStar Realty Finance Corp.	21,805	348,880
Outfront Media, Inc.	17,883	449,400
Sun Communities, Inc.	10,503	730,064
Ventas, Inc.	11,027	739,801
VEREIT, Inc.	68,274	598,080
Vornado Realty Trust	500	48,775
WP Glimcher, Inc.	42,230	571,794
		7,941,979
Real Estate Management & Development - 1.7%
Brookfield Asset Management, Inc.	300	10,449
Brookfield Asset Management, Inc. Class A	4,450	155,360
CBRE Group, Inc. (a)	7,343	278,814
Forest City Enterprises, Inc. Class A (a)	12,560	293,276
Kennedy Wilson Europe Real Estate PLC	12,391	221,562
Kennedy-Wilson Holdings, Inc.	13,986	354,126
Realogy Holdings Corp. (a)	8,943	407,085
		1,720,672
Thrifts & Mortgage Finance - 0.3%
TFS Financial Corp.	16,548	278,999
TOTAL FINANCIALS		30,288,026
HEALTH CARE - 5.5%
Biotechnology - 0.3%
AMAG Pharmaceuticals, Inc. (a)	3,300	210,870
United Therapeutics Corp. (a)	500	84,680
		295,550
Health Care Equipment & Supplies - 0.6%
St. Jude Medical, Inc.	2,199	162,330
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
The Cooper Companies, Inc.	885	$ 156,645
Zimmer Biomet Holdings, Inc.	3,294	342,807
		661,782
Health Care Providers & Services - 1.6%
Accretive Health, Inc. (a)	35,827	93,508
Brookdale Senior Living, Inc. (a)	4,086	135,369
Community Health Systems, Inc. (a)	4,514	264,114
Express Scripts Holding Co. (a)	2,624	236,344
Laboratory Corp. of America Holdings (a)	5,007	637,341
Universal Health Services, Inc. Class B	1,767	256,621
		1,623,297
Health Care Technology - 0.4%
CompuGroup Medical AG	11,205	353,856
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	5,811	237,960
Pharmaceuticals - 2.4%
Allergan PLC (a)	1,006	333,137
Jazz Pharmaceuticals PLC (a)	5,209	1,001,378
Perrigo Co. PLC	1,643	315,785
Teva Pharmaceutical Industries Ltd. sponsored ADR	7,241	499,774
The Medicines Company (a)	2,274	71,381
Theravance, Inc.	17,570	269,172
		2,490,627
TOTAL HEALTH CARE		5,663,072
INDUSTRIALS - 11.3%
Aerospace & Defense - 3.0%
Aerojet Rocketdyne Holdings, Inc. (a)	30,860	722,433
Curtiss-Wright Corp.	8,144	548,661
L-3 Communications Holdings, Inc.	5,983	690,797
Meggitt PLC	27,500	199,481
Orbital ATK, Inc.	5,988	424,849
Rolls-Royce Group PLC	12,200	151,274
Textron, Inc.	7,114	310,882
		3,048,377
Air Freight & Logistics - 0.5%
FedEx Corp.	1,243	213,075
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Hub Group, Inc. Class A (a)	4,709	$ 198,390
PostNL NV (a)	23,700	101,824
		513,289
Airlines - 0.3%
American Airlines Group, Inc.	6,300	252,630
Building Products - 0.5%
Allegion PLC	8,741	552,606
Commercial Services & Supplies - 0.8%
ADT Corp. (e)	12,171	420,265
Regus PLC	75,400	330,638
West Corp.	3,597	103,773
		854,676
Construction & Engineering - 1.5%
AECOM Technology Corp. (a)	34,712	1,070,162
Astaldi SpA	24,638	237,034
Jacobs Engineering Group, Inc. (a)	6,159	259,417
		1,566,613
Electrical Equipment - 1.3%
Babcock & Wilcox Enterprises, Inc. (a)	7,531	148,511
BWX Technologies, Inc.	20,862	512,371
EnerSys	506	31,600
OSRAM Licht AG	5,146	292,979
Regal Beloit Corp.	5,362	372,284
		1,357,745
Machinery - 1.9%
AGCO Corp.	8,163	449,047
Deere & Co.	1,872	177,035
Manitowoc Co., Inc.	16,508	291,696
Melrose PLC	54,300	234,720
Pall Corp.	800	101,160
Pentair PLC	4,100	249,321
Sulzer AG (Reg.)	2,200	225,851
TriMas Corp. (a)	10,626	249,711
		1,978,541
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	45,822	35,952
Road & Rail - 0.3%
CSX Corp.	8,047	251,710
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 1.2%
AerCap Holdings NV (a)	11,745	$ 550,136
MRC Global, Inc. (a)	11,915	153,108
Noble Group Ltd.	284,800	94,459
Veritiv Corp. (a)	4,649	173,222
WESCO International, Inc. (a)	3,715	227,952
		1,198,877
TOTAL INDUSTRIALS		11,611,016
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 1.9%
CommScope Holding Co., Inc. (a)	8,709	273,201
Harris Corp.	5,448	451,857
Plantronics, Inc.	4,730	274,718
QUALCOMM, Inc.	14,737	948,915
		1,948,691
Electronic Equipment & Components - 1.4%
Flextronics International Ltd. (a)	12,700	139,827
Ingram Micro, Inc. Class A	22,666	617,195
Jabil Circuit, Inc.	17,662	357,656
SYNNEX Corp.	700	52,941
TE Connectivity Ltd.	4,104	250,016
		1,417,635
IT Services - 1.5%
CGI Group, Inc. Class A (sub. vtg.) (a)	3,431	128,179
EVERTEC, Inc.	9,805	184,530
Leidos Holdings, Inc.	6,700	273,360
Science Applications International Corp.	3,711	199,206
Total System Services, Inc.	9,108	420,972
Unisys Corp. (a)	19,821	314,559
		1,520,806
Semiconductors & Semiconductor Equipment - 1.9%
Broadcom Corp. Class A	4,960	251,026
Marvell Technology Group Ltd.	51,500	640,660
Maxim Integrated Products, Inc.	23,085	785,813
Semtech Corp. (a)	15,153	266,541
		1,944,040
Software - 3.3%
Activision Blizzard, Inc.	13,872	357,759
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Cadence Design Systems, Inc. (a)	18,200	$ 381,654
CommVault Systems, Inc. (a)	2,300	86,181
Constellation Software, Inc.	309	137,393
Interactive Intelligence Group, Inc. (a)	5,800	240,468
Oracle Corp.	11,600	463,304
Parametric Technology Corp. (a)	6,791	246,853
Progress Software Corp. (a)	6,882	204,258
Symantec Corp.	40,588	922,971
Synopsys, Inc. (a)	7,559	384,300
		3,425,141
Technology Hardware, Storage & Peripherals - 2.0%
EMC Corp.	9,878	265,619
Hewlett-Packard Co.	23,433	715,175
NCR Corp. (a)	5,910	162,761
Samsung Electronics Co. Ltd.	488	495,935
Western Digital Corp.	5,285	454,827
		2,094,317
TOTAL INFORMATION TECHNOLOGY		12,350,630
MATERIALS - 6.9%
Chemicals - 3.5%
Agrium, Inc.	5,245	536,591
Axalta Coating Systems	9,115	289,948
CF Industries Holdings, Inc.	6,495	384,504
Cytec Industries, Inc.	5,372	398,764
Eastman Chemical Co.	8,766	687,254
LyondellBasell Industries NV Class A	2,305	216,278
Methanex Corp.	14,826	668,153
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	13,600	183,736
Tronox Ltd. Class A	9,455	103,816
Valspar Corp.	1,200	99,936
		3,568,980
Containers & Packaging - 2.0%
Avery Dennison Corp.	5,076	308,875
Graphic Packaging Holding Co.	14,300	215,930
Packaging Corp. of America	3,500	247,765
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Sonoco Products Co.	7,205	$ 297,422
WestRock Co.	15,802	996,474
		2,066,466
Metals & Mining - 1.4%
Compass Minerals International, Inc.	9,770	781,600
Freeport-McMoRan, Inc.	16,162	189,904
Steel Dynamics, Inc.	13,700	274,411
SunCoke Energy, Inc.	21,503	264,272
		1,510,187
TOTAL MATERIALS		7,145,633
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.6%
CenturyLink, Inc.	13,460	384,956
Frontier Communications Corp. (e)	38,432	181,399
		566,355
Wireless Telecommunication Services - 0.2%
RingCentral, Inc. (a)	12,200	240,340
TOTAL TELECOMMUNICATION SERVICES		806,695
UTILITIES - 9.5%
Electric Utilities - 4.7%
Edison International	26,143	1,568,841
Exelon Corp.	26,761	858,760
ITC Holdings Corp.	23,911	807,714
NextEra Energy, Inc.	5,270	554,404
OGE Energy Corp.	33,454	995,591
		4,785,310
Independent Power and Renewable Electricity Producers - 0.3%
Dynegy, Inc. (a)	11,115	289,546
Multi-Utilities - 4.5%
CMS Energy Corp.	19,393	664,404
DTE Energy Co.	13,743	1,105,762
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Public Service Enterprise Group, Inc.	31,735	$ 1,322,397
Sempra Energy	15,522	1,579,827
		4,672,390
TOTAL UTILITIES		9,747,246
TOTAL COMMON STOCKS (Cost $94,578,346)		99,403,979
Nonconvertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA sponsored ADR (Cost $169,270)	10,644	92,390
U.S. Treasury Obligations - 0.1%
		Principal Amount (d)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 8/13/15 to 10/22/15 (h) (Cost $79,998)		$ 80,000	79,996
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $153,576)	EUR	100,000	118,218
Money Market Funds - 3.6%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	3,269,002	$ 3,269,002
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	495,255	495,255
TOTAL MONEY MARKET FUNDS (Cost $3,764,257)		3,764,257
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $98,745,447)		103,458,840
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(628,059)
NET ASSETS - 100%		$ 102,830,781
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
9 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2015	$ 1,349,370	$ (17,293)

The face value of futures purchased as a percentage of net assets is 1.3%
Currency Abbreviations
EUR	-	European Monetary Unit
Security Type Abbreviations
ELS	-	Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $220,252 or 0.2% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $79,996.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,510
Fidelity Securities Lending Cash Central Fund	10,384
Total	$ 14,894
Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,969,099	$ 10,969,099	$ -	$ -
Consumer Staples	3,233,572	3,233,572	-	-
Energy	7,588,990	7,588,990	-	-
Financials	30,380,416	29,437,435	448,021	494,960
Health Care	5,663,072	5,663,072	-	-
Industrials	11,611,016	11,611,016	-	-
Information Technology	12,350,630	12,350,630	-	-
Materials	7,145,633	7,145,633	-	-
Telecommunication Services	806,695	806,695	-	-
Utilities	9,747,246	9,747,246	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
U.S. Government and Government Agency Obligations	$ 79,996	$ -	$ 79,996	$ -
Preferred Securities	118,218	-	118,218	-
Money Market Funds	3,764,257	3,764,257	-	-
Total Investments in Securities:	$ 103,458,840	$ 102,317,645	$ 646,235	$ 494,960
Derivative Instruments:
Liabilities
Futures Contracts	$ (17,293)	$ (17,293)	$ -	$ -
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $98,880,211. Net unrealized appreciation aggregated $4,578,629, of which $11,122,210 related to appreciated investment securities and $6,543,581 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 29, 2015